UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

CHARLES M. WEBER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount		Value
	LONG-TERM INVESTMENTS - 97.3%
	Asset Backed Securities - 3.4%
	$925,000	American Express Credit Account Master Trust,
		Series 2005-5, Class A, 4.276%, 02/15/2013	$899,920
	202,014	Amresco Residential Securities Mortgage Loan Trust,
		Series 1998-1, Class A6, 6.51%, 08/25/2027	198,262
	6,513	CitiFinancial Mortgage Securities, Inc.,
		Series 2004-1, Class AF2, 2.645%, 04/25/2034	6,287
	216	Contimortgage Home Equity Trust,
		Series 1999-1, Class A7, 6.97%, 12/25/2013	213
		Countrywide Asset-Backed Certificates:
	2,215,000	Series 2006-S3, Class A2, 6.085%, 06/25/2021	922,949
	2,200,000	Series 2005-12, Class 1A2, 4.847%, 02/25/2026	2,182,000
	4,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	3,825,308
	375,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	322,321
	1,380,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	1,148,646
		Delta Funding Home Equity Loan Trust:
	81,759	Series 1997-2, Class A6, 7.04%, 06/25/2027	81,433
	67,739	Series 1999-1, Class A6F, 6.34%, 12/15/2028	65,297
	538,268	Series 1999-2, Class A7F, 7.03%, 08/15/2030	543,433
		Discover Card Master Trust I:
	150,000	Series 2003-4, Class A1, 4.346%, 05/15/2011	149,777
	175,000	Series 2005-2, Class A, 4.266%, 04/17/2012	172,671
	34,824	Equivantage Home Equity Loan Trust,
		Series 1996-3, Class A3, 7.70%, 09/25/2027	26,373
		GMAC Mortgage Corporation Loan Trust:
	583,073	Series 2004-GH1, Class A2, 4.39%, 12/25/2025	581,803
	245,786	Series 2005-HE3, Class A2, 3.526%, 02/25/2036	170,575
		Green Tree Financial Corporation:
	969,267	Series 1998-2, Class A5, 6.24%, 11/01/2016	930,223
	65,765	Series 1993-4, Class A5, 7.05%, 01/15/2019	64,478
	1,267,286	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,113,818
	468,507	Series 1998-4, Class A5, 6.18%, 04/01/2030	428,526
	404,010	Series 1999-3, Class A6, 6.50%, 02/01/2031	403,330
	69,471	IMC Home Equity Loan Trust,
		Series 1998-1, Class A6, 7.02%, 06/20/2029	69,327
	201,448	Oakwood Mortgage Investors, Inc.,
		Series 1999-B, Class A3, 6.45%, 11/15/2017	177,663
	21,601	Residential Asset Mortgage Products, Inc.,
		Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	20,067
	173,517	Structured Asset Securities Corporation,
		Series 2005-2XS, Class 1A2A, 4.51%, 02/25/2035	161,845
			14,666,545
	Financial - 18.5%
	875,000	Allfirst Financial, Inc. Subordinated Notes,
		6.875%, 06/01/2009	886,313
		American General Finance Corporation Notes:
	25,000	4.625%, 09/01/2010	15,132
	550,000	4.00%, 03/15/2011	215,395
	630,000	AmSouth Bancorporation Subordinated Debentures,
		6.75%, 11/01/2025	479,412
	500,000	AMVESCAP PLC Notes,
		5.375%, 02/27/2013 f	459,599
	1,335,000	Anthem, Inc.,
		6.80%, 08/01/2012	1,401,320
	525,000	Banco Santander Chile,
		7.375%, 07/18/2012 f	556,083
	760,000	Bank of America Corporation Subordinated Notes,
		10.20%, 07/15/2015	847,945
	1,450,000	Bank of Tokyo-Mitsubishi/UFJ NY,
		7.40%, 06/15/2011 f	1,546,106
		Bank One Corporation Subordinated Notes:
	180,000	6.00%, 02/17/2009	178,786
	1,043,000	10.00%, 08/15/2010	1,090,411
	125,000	Bank United Subordinated Notes,
		8.00%, 03/15/2009	156
	2,695,000	BankAmerica Institutional,
		8.07%, 12/31/2026 (Acquired 01/04/2006, 06/01/2006, 10/11/2006, 01/24/2007, 05/07/2007,
		09/21/2007 and 11/06/2007; Cost $485,649, $671,642, $413,318, $25,832, $51,665,
		$103,330 and $1,033,296, respectively) *	2,310,758
	2,500,000	Banponce Trust I,
		8.327%, 02/01/2027 (Callable 12/15/2008)	2,317,203
	1,000,000	Bear Stearns Company, Inc.,
		6.40%, 10/02/2017	933,897
	1,000,000	BOI Capital Funding No. 2,
		5.571%, 02/01/2049 (Acquired 01/20/2006; Cost $1,000,000) * f	576,901
	520,000	CIT Group Company of Canada,
		5.20%, 06/01/2015 f	255,366
		CIT Group, Inc.:
	200,000	5.40%, 01/30/2016	96,800
	1,500,000	6.10%, 03/15/2067 (Callable 03/15/2017)	418,290
	1,000,000	Citigroup, Inc.,
		5.50%, 04/11/2013	872,861
	1,000,000	Compass Bank Subordinated Notes,
		8.10%, 08/15/2009	1,001,455
	1,760,000	Corestates Capital Trust I,
		8.00%, 12/15/2026 (Acquired 11/29/2005 and 10/10/2007; Cost $268,292 and $1,547,839) *	1,125,592
	275,000	Corp Andina De Fomento Notes,
		7.375%, 01/18/2011 f	287,529
	1,900,000	Countrywide Financial Corporation Subordinated Notes,
		6.25%, 05/15/2016	1,352,652
	416,065	First National Bank of Chicago Pass-Thru Certificates,
		8.08%, 01/05/2018	505,303
	2,600,000	First National Bank of Omaha Subordinated Notes,
		7.32%, 12/01/2010	2,776,800
	2,025,000	First Union Capital, Series A,
		7.935%, 01/15/2027 (Callable 12/15/2008)	1,285,278
	775,000	FMR Corporation Notes,
		4.75%, 03/01/2013 (Acquired 02/26/2003; Cost $776,211) *	753,749
	2,300,000	GE Global Insurance Holding Corp.,
		7.50%, 06/15/2010	2,302,576
	800,000	General Electric Capital Corporation Notes,
		6.00%, 06/15/2012	772,139
		General Motors Acceptance Corporation Notes:
	1,025,000	7.75%, 01/19/2010	613,734
	200,000	6.75%, 12/01/2014	76,763
	2,000,000	Genworth Financial, Inc.,
		4.75%, 06/15/2009	1,658,002
	1,100,000	Genworth Financial Inc. Notes,
		5.75%, 06/15/2014	972,817
	1,975,000	Glencore Funding LLC,
		6.00%, 04/15/2014 (Acquired 03/31/2004, 02/02/2005, 04/26/2006 and 12/04/2006;
		Cost $794,280, $146,738, $287,139 and $720,432, respectively) *	1,864,224
	1,125,000	Goldman Sachs Group, Inc. Bonds,
		5.15%, 01/15/2014	923,943
	1,800,000	Great West Life & Annuity Insurance,
		7.153%, 05/16/2046 (Acquired 05/16/2006 and 11/08/2007; Cost $1,000,000 and $792,736) *	1,448,174
	1,195,000	Health Care Service Corporation Notes,
		7.75%, 06/15/2011 (Acquired 06/20/2001, 01/26/2005, and 10/19/2006;	1,298,935
		Cost $497,765, $352,936, and $384,852, respectively) *
	420,000	Highmark, Inc. Notes,
		6.80%, 08/15/2013 (Acquired 08/14/2003 and 03/13/2008; Cost $399,088 and $20,779) *	458,803
		HSBC Finance Corporation Notes:
	2,000,000	8.00%, 07/15/2010	2,040,904
	25,000	5.00%, 06/30/2015	22,317
	2,000,000	Humana Inc.,
		7.20%, 06/15/2018	1,894,336
	2,000,000	Huntington National Bank Notes,
		8.00%, 04/01/2010	2,006,910
		Istar Financial, Inc.:
	2,300,000	4.875%, 01/15/2009	1,380,000
	1,050,000	5.95%, 10/15/2013	546,000
	500,000	J.P. Morgan Chase & Company Subordinated Notes,
		6.625%, 03/15/2012	491,403
	2,000,000	Key Bank NA,
		7.413%, 05/06/2015	1,645,386
		Korea Development Bank Notes: f
	1,275,000	3.875%, 03/02/2009	1,266,603
	350,000	4.625%, 09/16/2010	342,915
	1,000,000	5.125%, 02/14/2011	965,290
		Lehman Brothers Holdings, Inc. Notes: @
	846,000	8.50%, 08/01/2015	105,750
	250,000	6.50%, 07/19/2017	313
	1,735,000	Lehman Brothers Holdings Senior Notes,
		8.80%, 03/01/2015 @	216,875
		Marsh & McLennan Companies, Inc.:
	1,000,000	7.125%, 06/15/2009	1,003,767
	700,000	5.375%, 07/15/2014	648,229
	500,000	MBIA Insurance Corp.,
		14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $500,000) *	290,000
		Merrill Lynch & Co, Inc.:
	1,000,000	5.70%, 05/02/2017	818,515
	1,000,000	6.875%, 04/25/2018	884,750
	375,000	Met Life Global Funding Senior Notes,
		4.50%, 05/05/2010 (Acquired 08/04/2005 and 03/22/2007; Cost $123,925 and $247,848) *	375,470
	1,075,000	The Mony Group, Inc.,
		8.35%, 03/15/2010	1,122,290
		Morgan Stanley Senior Unsecured Notes:
	1,000,000	5.625%, 01/09/2012	697,219
	1,400,000	6.625%, 04/01/2018	926,507
	25,000	Morgan Stanley Subordinated Notes,
		4.75%, 04/01/2014	13,252
	1,530,000	National Australia Bank Ltd. Subordinated Notes, Series A,
		8.60%, 05/19/2010 f	1,601,895
	350,000	National Bank of Hungary Yankee Debentures,
		8.875%, 11/01/2013 f	409,351
	2,725,000	National City Bank of Cleveland,
		4.50%, 03/15/2010	1,786,060
	534,000	National City Bank of Kentucky Subordinated Notes,
		6.30%, 02/15/2011	315,511
	2,300,000	Navigators Group Inc. Senior Unsecured Notes,
		7.00%, 05/01/2016	2,219,661
	1,260,000	NB Capital Trust IV,
		8.25%, 04/15/2027	1,212,782
	1,000,000	North Fork Capital Trust II,
		8.00%, 12/15/2027	850,280
	1,319,000	PNC Funding Corporation,
		7.50%, 11/01/2009	1,302,680
	1,500,000	Premium Asset Senior Notes,
		4.125%, 03/12/2009 (Acquired 12/20/2006 and 05/10/2007; Cost $986,058 and $494,912) * #	750,000
	25,000	Protective Life Corporation Senior Notes,
		4.30%, 06/01/2013	23,984
	1,650,000	Regions Bank,
		7.50%, 05/15/2018	1,307,958
	619,000	Residential Capital LLC,
		9.625%, 05/15/2015 (Acquired 02/26/2007 and 09/26/2007; Cost $696,529 and $61,207) *	148,560
	546,000	SAFECO Corporation Senior Notes,
		7.25%, 09/01/2012	568,132
	800,000	Santander Central Hispano Insurances,
		6.375%, 02/15/2011 f	814,341
	1,300,000	Schwab Capital Trust I,
		7.50%, 11/15/2067 (Callable 11/15/2017)	1,073,137
		SLM Corporation Notes:
	1,516,000	4.50%, 07/26/2010	1,152,160
	200,000	5.375%, 05/15/2014	124,000
	1,000,000	Sovereign Bancorp, Inc.,
		8.75%, 05/30/2018	683,548
		St. Paul Travelers, Inc.:
	2,000,000	6.38%, 12/15/2008	2,001,594
	1,000,000	6.25%, 06/20/2016	969,084
	1,046,000	Toll Road Inv. Part II,
		0.00%, 02/15/2011 (Acquired 09/28/2004; Cost $934,631) * ^	912,046
	1,320,000	Transamerica Finance Corporation Debentures,
		0.00%, 03/01/2010 ^	1,239,269
	550,000	UFJ Finance Aruba AEC,
		6.75%, 07/15/2013 f	576,679
	500,000	Washington Mutual Bank Subordinated Notes,
		6.875%, 06/15/2011	625
		Westdeutsche Landesbank Subordinated Notes:
	246,000	6.05%, 01/15/2009	246,957
	1,495,000	4.796%, 07/15/2015	1,533,487
			80,465,984
	Industrial - 17.0%
	450,000	Alcan, Inc., Notes,
		5.00%, 06/01/2015 f	414,619
	2,000,000	American Standard Inc.,
		8.25%, 06/01/2009	2,031,992
		Ameritech Capital Funding Debentures:
	1,158,879	9.10%, 06/01/2016	1,302,077
	1,008,000	6.45%, 01/15/2018	1,027,865
	2,000,000	British Telecommunications PLC,
		5.95%, 01/15/2018 f	1,773,620
		Bunge Ltd. Finance Corporation Notes:
	500,000	4.375%, 12/15/2008	499,252
	800,000	5.35%, 04/15/2014	748,753
	1,085,000	5.10%, 07/15/2015	944,695
	1,250,000	Clear Channel Communications Senior Unsubordinated Notes,
		5.50%, 12/15/2016	462,500
	125,000	Comcast Cable Communication Holdings,
		8.375%, 03/15/2013	131,099
	525,000	Comcast Corporation,
		6.50%, 01/15/2017	493,423
	50,000	Comcast Holdings Corporation,
		10.625%, 07/15/2012	54,376
	1,062,000	Computer Sciences Corporation Notes,
		6.25%, 03/15/2009	1,060,043
	1,281,000	COX Communications Inc.,
		7.125%, 10/01/2012	1,305,169
	750,000	COX Communications Inc. Notes,
		7.875%, 08/15/2009	751,654
		CSX Corporation:
	1,700,000	5.75%, 03/15/2013	1,621,106
	450,000	6.25%, 04/01/2015	428,689
	1,000,000	D.R. Horton Inc. Unsubordinated Notes,
		6.50%, 04/15/2016	760,000
	1,250,000	Deutsche Telekom International Finance BV,
		8.00%, 06/15/2010 f	1,297,600
		Donnelley (R.R.) & Sons Co.:
	1,500,000	3.75%, 04/01/2009	1,478,954
	875,000	6.125%, 01/15/2017	763,429
	2,225,000	Fiserv, Inc.,
		6.125%, 11/20/2012	2,157,516
	623,000	Ford Capital BV Debentures,
		9.50%, 06/01/2010	439,215
	300,000	Ford Motor Company Debentures,
		9.215%, 09/15/2021	142,500
	550,000	General Motors Nova Scotia Finance Company,
		6.85%, 10/15/2008 f	544,500
		Halliburton Company Notes:
	475,000	5.625%, 12/01/2008	476,198
	675,000	5.50%, 10/15/2010	694,787
	1,325,000	Hanson Australia Funding,
		5.25%, 03/15/2013 f	1,238,729
	650,000	Hanson PLC Notes,
		6.125%, 08/15/2016 f	596,632
	975,000	Hutchison Whampoa International Limited,
		6.25%, 01/24/2014 (Acquired 11/19/2003 and 02/08/2005; Cost $749,228 and $237,670) * f	929,409
	3,000,000	ICI Wilmington, Inc.,
		4.375%, 12/01/2008	2,994,594
	1,000,000	Ingersoll-Rand Company Debentures,
		6.391%, 11/15/2027 f	1,025,474
	1,850,000	International Paper Company Notes,
		4.25%, 01/15/2009	1,838,580
	1,100,000	Johnson Controls Inc. Senior Notes,
		5.50%, 01/15/2016	1,048,415
	1,000,000	Kraft Foods, Inc.,
		6.125%, 08/23/2018	933,745
	675,000	Laboratory Corporation of America Holdings,
		5.50%, 02/01/2013	655,499
	550,000	Lafarge S.A. Notes,
		6.50%, 07/15/2016 f	496,161
	500,000	Limited Brands, Inc.,
		5.25%, 11/01/2014	418,531
	400,000	Marathon Oil Corporation,
		6.00%, 07/01/2012	406,702
	1,550,000	Masco Corporation,
		6.125%, 10/03/2016	1,346,766
	650,000	Nabors Industries, Inc.,
		6.15%, 02/15/2018 (Acquired 02/14/2008; Cost $649,480) *	619,719
	650,000	New York Telephone Company Debentures,
		8.625%, 11/15/2010	688,480
	2,307,000	Nextel Communications Senior Notes,
		6.875%, 10/31/2013	1,568,760
	700,000	PCCW Capital II Ltd.,
		6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $696,731) * f	645,775
	925,000	Pearson Dollar Finance PLC,
		5.70%, 06/01/2014 (Acquired 09/28/2005 and 12/14/2007; Cost $612,812 and $321,181) * f	893,498
	1,850,000	PEMEX Project Funding Master Trust,
		9.125%, 10/13/2010	1,979,500
	1,770,000	Plum Creek Timberlands,
		5.875%, 11/15/2015	1,649,909
		Qwest Capital Funding, Inc.:
	350,000	7.00%, 08/03/2009	343,875
	100,000	7.25%, 02/15/2011	93,500
	1,000,000	Reed Elsevier Capital Notes,
		4.625%, 06/15/2012	978,746
	1,800,000	Rio Tinto Financial USA Ltd.,
		6.50%, 07/15/2018 f	1,702,096
	500,000	Sprint Nextel Corporation,
		6.00%, 12/01/2016	385,000
	1,100,000	Sunoco, Inc. Senior Notes,
		5.75%, 01/15/2017	1,042,282
		TCI Communications, Inc. Debentures:
	550,000	7.875%, 08/01/2013	571,542
	583,000	8.75%, 08/01/2015	619,155
		Telecom Italia Capital: f
	1,475,000	4.00%, 11/15/2008	1,470,501
	1,360,000	4.95%, 09/30/2014	1,146,847
	650,000	5.25%, 10/01/2015	541,060
	906,000	Tele-Communications, Inc. Debentures,
		9.80%, 02/01/2012	990,619
	1,650,000	Telefonica Emisiones, S.A.U.,
		6.421%, 06/20/2016 f	1,549,202
	1,000,000	Time Warner Cable, Inc.,
		5.85%, 05/01/2017	881,038
	250,000	Time Warner Companies, Inc.,
		6.875%, 06/15/2018	222,345
	1,747,000	Time Warner Companies Inc. Debentures,
		9.125%, 01/15/2013	1,834,336
	1,470,000	Transocean, Inc.,
		6.625%, 04/15/2011 f	1,527,652
	275,000	Tribune Company,
		5.25%, 08/15/2015	82,500
	500,000	Tyco Electronics Group S. A.,
		6.55%, 10/01/2017 (Acquired 09/26/2007; Cost $504,926) * f	481,143
		Tyco International Group S.A.: f
	1,525,000	6.375%, 10/15/2011	1,537,414
	650,000	6.00%, 11/15/2013	636,929
		United AirLines, Inc. Pass-Thru Certificates:
	188,541	Series 2001-1, Class A-2, 6.201%, 09/01/2008	182,885
	211,768	Series 1991-A, 10.02%, 03/22/2014	96,354
	245,275	Series 2000-2, Class C, 7.762%, 12/31/2049	212,163
	1,500,000	Vale Overseas Limited,
		6.25%, 01/23/2017 f	1,401,660
	900,000	Verizon Communications Debentures,
		6.84%, 04/15/2018	849,807
	250,000	Verizon Communications Senior Unsecured Notes,
		5.55%, 02/15/2016	230,400
	1,650,000	Viacom, Inc. Senior Notes,
		7.70%, 07/30/2010	1,694,515
	2,000,000	Vulcan Materials Co.,
		7.00%, 06/15/2018	1,921,826
		Waste Management, Inc.:
	2,510,000	6.875%, 05/15/2009	2,517,156
	25,000	5.00%, 03/15/2014	22,758
	500,000	Willamette Industries, Inc. Notes,
		6.60%, 06/05/2012	503,726
			74,051,541
	Mortgage Backed Securities - 18.6%
		Bank of America Alternative Loan Trust:
	458,166	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	422,801
	1,319,994	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	1,298,965
	1,515,307	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	1,451,381
	857,375	Series 2006-2, Class 7A1, 6.00%, 03/25/2021	787,011
	1,335,835	Series 2006-3, Class 6A1, 6.00%, 04/25/2021	1,303,214
	1,278,449	Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	1,153,602
	971,980	Bank of America Funding Corporation,
		Series 2003-3, Class 1A41, 5.50%, 10/25/2033	939,256
		Citicorp Mortgage Securities, Inc.:
	1,419,328	Series 2004-5, Class 1A25, 5.50%, 10/25/2014	1,398,551
	1,287,023	Series 2004-4, Class A5, 5.50%, 05/25/2015	1,247,081
		Countrywide Alternative Loan Trust:
	381,693	Series 2005-5R, Class A2, 4.75%, 12/25/2018	363,325
	1,352,469	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,265,318
	1,456,761	Series 2005-85CB, Class 3A1, 5.25%, 02/25/2021 (Acquired 09/26/2007, 10/11/2007
		and 06/19/2008; Cost $289,863, $45,094 and $1,009,100) *	1,403,434
	2,268,365	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	2,122,766
	50,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	44,603
	181,688	Series 2005-11CB, Class 2A1, 5.50%, 06/25/2035	163,039
	1,617,686	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	1,552,998
	1,392,014	Countrywide Home Loans, Inc.,
		Series 2003-18, Class A3, 5.25%, 07/25/2033	1,378,496
		Credit Suisse First Boston Mortgage Securities Corp.:
	302,066	Series 1998-C2, Class A2, 6.30%, 11/15/2030	301,858
	129,825	Series 2005-3, Class 3A27, 5.50%, 07/25/2035	114,462
		Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Thru Certificates:
	1,380,417	6.00%, 06/01/2021	1,406,079
	50,475	6.00%, 07/01/2028	51,522
		Federal Home Loan Mortgage Corporation (FHLMC):
	1,325,330	Series 3033, Class LU, 5.50%, 03/15/2013	1,353,874
	1,414,396	Series 2695, Class UA, 5.50%, 09/15/2014	1,443,673
	8,290,627	Series R014, Class AL, 5.50%, 10/15/2014	8,391,715
	581,482	Series R001, Class AE, 4.375%, 04/15/2015	581,385
	1,980,337	Series R003, Class VA, 5.50%, 08/15/2016	2,010,347
	2,242,185	Series 3122, Class VA, 6.00%, 01/15/2017	2,309,678
	1,754,920	Series R010, Class VA, 5.50%, 04/15/2017	1,777,612
	4,227,987	Series R009, Class AJ, 5.75%, 12/15/2018	4,292,676
	43,560	Series 1395, Class G, 6.00%, 10/15/2022	43,511
	485,080	Series 2970, Class DA, 5.50%, 01/15/2023	493,365
		Federal National Mortgage Association (FNMA):
	902,371	Series 2006-B2, Class AB, 5.50%, 05/25/2014	915,608
	1,089,199	Series 2003-24, Class PC, 5.00%, 11/25/2015	1,096,083
	1,847,215	Series 2006-B1 - Class AB, 6.00%, 06/25/2016	1,875,504
	50,000	Series 2003-35, Class TD, 5.00%, 12/25/2016	50,304
	151,537	Series 1991-137, Class H, 7.00%, 10/25/2021	158,664
	140,772	Series 1992-136, Class PK, 6.00%, 08/25/2022	144,537
	75,908	Series 1993-32, Class H, 6.00%, 03/25/2023	76,832
	6,500,000	Series 2002-85, Class PD, 5.50%, 05/25/2031	6,534,078
	2,511,554	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	2,380,401
	4,050,000	Series 2004-W10, Class A24, 5.00%, 08/25/2034	4,020,454
		GMAC Mortgage Corporation Loan Trust:
	160,435	Series 2003-J1, Class A2, 5.25%, 03/25/2018	159,906
	1,471,858	Series 2004-J4, Class A2, 5.50%, 09/25/2034	1,447,324
	400,815	Government National Mortgage Association (GNMA),
		Series 1999-4, Class ZB, 6.00%, 02/20/2029	414,377
		J.P. Morgan Alternative Loan Trust:
	3,421,801	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	3,106,355
	1,326,281	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	967,410
	2,974,228	Series 2006-S2, Class A2, 5.81%, 05/25/2036	2,962,482
	770,953	Lehman Mortgage Trust,
		Series 2006-4, Class 3A1, 5.00%, 08/25/2021 @	688,317
		Master Alternative Loans Trust:
	2,168,339	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	2,044,338
	488,889	Series 2004-3, Class 1A1, 5.00%, 03/25/2019	460,931
	277,399	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	267,708
	372,430	Salomon Brothers Mortgage Securities VII,
		Series 2003-UP2, Class A2, 4.00%, 06/25/2033	361,296
		Washington Mutual, Inc. Pass-Thru Certificates:
	2,222,923	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,095,801
	3,141,775	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	3,093,010
	1,210,258	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,135,752
	787,148	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	759,292
	995,298	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	971,939
			81,056,301
	Taxable Municipal Bonds - 0.5%
	1,595,000	Tobacco Settlement Authority Iowa,
		6.50%, 06/01/2023	1,366,437
	708,752	Tobacco Settlement Financing Corporation,
		Series 2001-A, Class A, 6.36%, 05/15/2025	687,227
			2,053,664
	Utilities - 5.5%
	2,000,000	Baltimore Gas & Electic Co.,
		6.125%, 07/01/2013	1,975,480
	1,715,000	Cilcorp Inc. Senior Notes,
		8.70%, 10/15/2009	1,813,613
	50,000	Commonwealth Edison,
		5.95%, 08/15/2016	47,221
		Dominion Resources Inc.:
	450,000	6.25%, 06/30/2012	455,531
	1,000,000	5.15%, 07/15/2015	928,080
	1,400,000	Duke Capital LLC Notes,
		5.668%, 08/15/2014	1,338,067
	600,000	Energy Transfer Partners,
		5.65%, 08/01/2012	583,121
	600,000	Exelon Corporation Senior Notes,
		6.75%, 05/01/2011	604,512
	2,500,000	Kinder Morgan Finance,
		5.70%, 01/05/2016 f	2,150,000
	327,791	Kiowa Power Partners LLC,
		4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $340,528) *	326,611
	300,000	Korea Electric Power Corporation,
		6.75%, 08/01/2027 f	298,445
	1,400,000	National Grid PLC Senior Unsecured Notes,
		6.30%, 08/01/2016 f	1,335,460
	25,000	National Rural Utilities,
		4.375%, 10/01/2010	25,019
	100,000	NiSource Finance Corporation,
		7.875%, 11/15/2010	102,851
	1,800,000	ONEOK, Inc. Senior Notes,
		7.125%, 04/15/2011	1,824,750
	400,000	ONEOK Partners LP Notes,
		5.90%, 04/01/2012	393,504
	1,700,000	PPL Energy Supply, LLC Bonds, Series A
		5.70%, 10/15/2015	1,545,841
	388,000	PPL Energy Supply, LLC Senior Notes,
		6.40%, 11/01/2011	386,099
	900,000	Progress Energy, Inc. Senior Notes,
		6.85%, 04/15/2012	926,136
	175,000	PSE&G Energy Holdings LLC Senior Notes,
		8.50%, 06/15/2011	177,154
		PSE&G Power LLC:
	275,000	7.75%, 04/15/2011	285,324
	425,000	5.00%, 04/01/2014	385,420
	807,551	RGS (I&M) Funding Corporation Debentures,
		9.82%, 12/07/2022	919,792
	1,500,000	Rockies Express Pipeline LLC,
		5.776%, 08/20/2009 (Acquired 09/17/2007; Cost $1,497,669) *	1,498,620
	1,340,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
		8.875%, 07/15/2012	1,455,460
		Vectren Utility Holdings:
	900,000	6.625%, 12/01/2011	915,210
	525,000	5.250%, 08/01/2013	504,924
	600,000	Williams Companies, Inc. Notes,
		8.125%, 03/15/2012	606,192
	254,501	Yosemite Securities Trust I,
		8.25%, 11/15/2104 (Acquired 04/26/2001; Cost $254,501) f @	5,090
			23,813,527
	U.S. Government Agency Issues - 20.1%
	4,300,000	Federal Home Loan Mortgage Corporation (FHLMC),
		4.50%, 07/15/2013	4,405,238
		Federal National Mortgage Association (FNMA):
	27,450,000	6.00%, 05/15/2011	29,304,193
	54,500,000	3.625%, 02/12/2013	53,949,332
			87,658,763
	U.S. Treasury Obligations - 13.7%
	42,075,000	U.S. Treasury Bonds,
		9.125%, 05/15/2018	59,414,486
		Total Long-Term Investments (Cost $448,708,860)	423,180,811
	Shares
	SHORT TERM INVESTMENTS - 1.2%
	Money Market Fund - 1.2%
	5,068,480	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	5,068,480
		Total Short-Term Investments (Cost $5,068,480)	5,068,480

	Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 35.4%
	Certificate of Deposit - 9.2%
	5,820,430	Abbey National Treasury Service, Series YCD1, 2.98%, 02/20/09	5,713,974
	4,108,539	American Express Bank LTD, 2.89%, 12/08/08	4,095,227
	5,820,430	Barclays Bank, 3.3615%, 03/16/09	5,817,286
		Natixis Bank of New York, Series YCD1:
	4,108,539	7.85%, 02/18/09	4,034,420
	3,423,783	7.85%, 06/30/09	3,433,230
		Royal Bank of Scotland Group PLC:
	3,423,783	2.82%, 12/11/08	3,411,731
	5,135,674	2.9944%, 05/06/09	5,126,019
		Societe Generale of New York, Series YCD1:
	3,423,783	2.82%, 12/03/08	3,413,032
	1,711,892	2.0625%, 02/20/09	1,694,292
	3,423,783	UBS AG Stamford, 2.87%, 12/04/08	3,413,167
			40,152,378
	Commercial Paper - 6.5%
	3,423,783	Allied Irish Banks NA, 3.0517%, 12/12/08	3,396,769
	3,423,783	Barton Capital Corporation, 2.7188%, 12/03/08	3,400,090
	3,423,783	Fairway Finance Corporation, 2.7669%, 11/21/08	3,404,746
	4,108,539	Falcon Asset SC Corporation, 2.7181%, 12/09/08	4,077,479
	3,697,685	Govco LLC, 144A, 2.7287%, 12/12/08	3,668,511
	3,423,783	International Lease Finance, 3.0734%, 10/20/08	3,416,182
	3,501,925	KKR Atlantic Funding Trust, 3.0588%, 03/25/09 #	3,501,925
	3,423,783	Market Street FNDG Corporation, 2.8195%, 11/03/08	3,411,321
			28,277,023
	Corporate Bonds and Notes - 3.2%
		Allstate Life GL:
	3,766,159	3.0575%, 03/20/09	3,763,223
	1,711,893	3.4538%, 07/21/09	1,711,893
	3,423,784	Svenska Handelsbanken, 3.0013%, 02/06/09	3,421,386
	5,135,674	Wachovia Bank NA, 3.0013%, 05/01/09	4,773,096
			13,669,598
	Government Agencies - 2.2%
	9,586,593	Federal Home Loan Banks, 2.115%, 03/02/09	9,591,959
			9,591,959
	Shares
	Money Market Mutual Funds - 14.3%
	53,068,631	Mount Vernon Prime Portfolio	53,068,631
	9,018,998	Reserve Primary Fund #	8,910,770
			61,979,401
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $153,778,587)	153,670,359
		Total Investments (Cost $607,555,927) - 133.9%	581,919,650
		Other Liabilities in Excess of Assets - (33.9)%	(147,176,766)
		TOTAL NET ASSETS - 100.0%	$434,742,884

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
@	Security in Default

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptins in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 58,137,111
Level 2 - Other significant observable inputs	514,121,769
Level 3 - Significant unobservable inputs	9,660,770
Total	$ 581,919,650

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$ 4,002,071
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(858,228)
Net purchases (sales/paydowns)	—
Transfers in and / or out of Level 3 *	6,516,927
Balance as of 09/30/08	$ 9,660,770

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount		Value
	LONG-TERM INVESTMENTS - 94.6%
	Asset Backed Securities - 6.7%
	$8,000,000	American Express Credit Account Master Trust,
		Series 2005-5, Class A, 4.276%, 02/15/2013	$7,783,093
	2,000,000	Bayview Financial Acquisition Trust,
		Series 2006-A, Class 1A2, 5.483%, 02/28/2041	1,778,532
		Contimortgage Home Equity Trust:
	292	Series 1999-1, Class A7, 6.97%, 12/25/2013	288
	1,260	Series 1997-2, Class A9, 7.09%, 04/15/2028	1,257
	15,755	Series 1999-3, Class A8, 5.884%, 05/25/2029	15,278
		Countrywide Asset-Backed Certificates:
	4,100,000	Series 2006-S2, Class A2, 5.627%, 07/25/2027	3,221,905
	2,000,000	Series 2005-17, Class 1AF2, 5.363%, 03/25/2030	1,827,812
	1,461,251	Series 2004-15, Class AF6, 4.613%, 04/25/2035	1,388,573
	4,937,876	Series 2005-1, Class AF6, 5.03%, 07/25/2035	3,892,254
	5,040,000	Series 2005-10, Class AF6, 4.915%, 02/25/2036	4,199,766
	2,000,000	Series 2005-17, Class 1AF, 5.564%, 05/25/2036	1,363,690
	2,998,488	Series 2007-S1, Class A6, 5.693%, 11/25/2036	1,244,529
	7,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	6,694,290
	1,500,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	1,282,224
	1,303,378	Credit Based Asset Servicing and Securities,
		Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	1,233,464
		Discover Card Master Trust I:
	1,700,000	Series 2-A, 4.31%, 05/15/2012	1,675,238
	2,000,000	Series A-2, 1.32%, 05/15/2013	1,921,750
	284,741	Equivantage Home Equity Loan Trust,
		Series 1996-3, Class A3, 7.70%, 09/25/2027	215,634
		GE Capital Mortgage Services, Inc.:
	3,346	Series 1997-HE4, Class A7, 6.735%, 12/25/2028	3,337
	40,977	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	40,855
	230,160	GMAC Mortgage Corporation Loan Trust,
		Series 2004-GH1, Class A2, 4.39%, 12/25/2025	229,659
		Green Tree Financial Corporation:
	2,170,710	Series 1998-2, Class A5, 6.24%, 11/01/2016	2,083,270
	885,672	Series 1993-3, Class A7, 6.40%, 10/15/2018	884,233
	914,134	Series 1993-4, Class A5, 7.05%, 01/15/2019	896,244
	160,227	Series 1997-6, Class A8, 7.07%, 01/15/2029	157,589
	1,773,738	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,558,939
	1,055,311	Series 1998-4, Class A5, 6.18%, 04/01/2030	965,256
	538,680	Series 1999-3, Class A6, 6.50%, 02/01/2031	537,773
	1,369,459	GSAA Home Equity Trust,
		Series 2005-1, Class AF2, 4.316%, 11/25/2034	1,249,265
	156,097	IMC Home Equity Loan Trust,
		Series 1997-5, Class A10, 5.749%, 11/20/2028	155,605
	233,987	Impac CMB Trust,
		Series 2004-4, Class 2A2, 5.249%, 09/25/2034	205,007
	3,200,000	MBNA Master Credit Card Trust,
		Series 2005-4A, 3.38%, 11/15/2012	3,117,386
	100,724	Oakwood Mortgage Investors, Inc.,
		Series 1999-B, Class A3, 6.45%, 11/15/2017	88,831
		RAAC Series:
	46,277	Series 2004-SP1, Class AI2, 4.38%, 01/25/2022	45,986
	1,180,296	Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	1,096,420
	3,000,000	Renaissance Home Equity Loan Trust,
		Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,295,517
		Residential Asset Mortgage Products, Inc.:
	1,408,390	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,308,341
	938,619	Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	800,749
		Residential Asset Securities Corporation:
	274,384	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	212,923
	271,740	Series 2004-KS2, Class AI6, 4.30%, 03/25/2034	233,650
	2,600,000	Stingray Pass-Thru Certificates,
		Series 2005, 5.902%, 01/12/2015 (Acquired 05/10/2007 and 09/19/2007;
		Cost $1,531,722 and $797,503, respectively) *	624,000
		Structured Asset Securities Corporation:
	144,313	Series 2004-11XS, Class 1A3A, 4.76%, 06/25/2034	144,181
	1,458,568	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	1,236,031
			59,910,624
	Financial - 14.7%
	2,450,000	American Express Credit Company, Series C,
		7.30%, 08/20/2013	2,363,089
		American General Finance Corporation Senior Notes:
	1,250,000	8.45%, 10/15/2009	874,625
	1,150,000	4.875%, 05/15/2010	715,317
	1,000,000	5.85%, 06/01/2013	415,311
	500,000	6.90%, 12/15/2017	231,846
	1,000,000	American International Group,
		8.175%, 05/15/2058 (Callable 05/15/2038) (Acquired 05/13/2008;
		Cost $1,000,000) *	160,194
	200,000	AmSouth Bancorporation Subordinated Debentures,
		6.75%, 11/01/2025	152,194
		AMVESCAP PLC Notes: f
	775,000	5.375%, 02/27/2013	712,378
	921,000	5.375%, 12/15/2014	806,533
	300,000	BAC Capital Trust VI,
		5.625%, 03/08/2035	229,770
	1,065,000	Bank of America Corporation Subordinated Notes,
		10.20%, 07/15/2015	1,188,239
	1,435,000	Bank of Tokyo-Mitsubishi/UFJ NY,
		7.40%, 06/15/2011 f	1,530,112
	929,000	Bank One Corporation Subordinated Notes,
		10.00%, 08/15/2010	971,229
	330,000	Bankers Trust Corporation Subordinated Notes,
		7.25%, 10/15/2011	329,969
	2,175,000	Banponce Trust I, Series A,
		8.327%, 02/01/2027 (Callable 12/19/2008)	2,015,966
	2,400,000	Bear Stearns Co. Inc., Series B,
		6.95%, 08/10/2012	2,424,298
	1,500,000	BOI Capital Funding No. 2,
		5.571%, 02/01/2016 (Acquired 09/03/2008; Cost $955,352) * f	865,352
	2,000,000	BOI Capital Funding No. 3,
		6.107%, 02/04/2016 (Acquired 08/25/2008 and 08/26/2008; Cost $686,250 and $676,250) * f	1,193,244
	2,000,000	Capmark Finlancial Group, Inc.,
		6.30%, 05/10/2017	785,882
	1,560,000	CIT Group Company of Canada,
		5.20%, 06/01/2015 f	766,099
		CIT Group, Inc.:
	500,000	5.40%, 01/30/2016	242,000
	1,670,000	6.100%, 03/15/2067 (Callable 03/15/2017)	465,696
	1,000,000	Citigroup, Inc.,
		5.50%, 04/11/2013	872,861
	2,000,000	Citigroup Capital XXI,
		8.30%, 12/21/2077 (Callable 12/21/2037)	1,490,122
	1,281,000	Compass Bank Subordinated Notes,
		8.10%, 08/15/2009	1,282,864
		Corp Andina De Fomento Notes: f
	675,000	7.375%, 01/18/2011	705,753
	340,000	5.75%, 01/12/2017	314,105
	3,575,000	Countrywide Financial Corporation Subordinated Notes,
		6.25%, 05/15/2016	2,545,121
	1,000,000	Credit Agricole S.A.,
		6.637%, 05/29/2049 (Acquired 05/23/2007; Cost $1,000,000) * f	674,276
	3,135,000	First Empire Capital Trust I,
		8.234%, 02/01/2027	2,921,215
	1,575,000	First Empire Capital Trust II,
		8.277%, 06/01/2027	1,335,806
	3,500,000	First Hawaiian Capital Trust I, Series B,
		8.343%, 07/01/2027 (Callable 12/19/2008)	3,646,002
	686,508	First National Bank of Chicago Pass-Thru Certificates,
		8.08%, 01/05/2018	833,750
	3,975,000	First National Bank of Omaha Subordinated Notes,
		7.32%, 12/01/2010	4,245,300
	1,748,000	First Union Capital, Series A,
		7.935%, 01/15/2027 (Callable 12/19/2008)	1,109,464
	5,107,000	First Union Institutional Capital I, Series A,
		8.04%, 12/01/2026 (Callable 12/19/2008)	3,281,125
	1,460,000	First Union Institutional Capital II,
		7.85%, 01/01/2027 (Callable 12/19/2008)	918,505
	2,500,000	Fleet Capital Trust II,
		7.92%, 12/11/2026 (Callable 12/19/2008)	2,483,825
	2,300,000	FMR Corporation Notes,
		4.75%, 03/01/2013 (Acquired 02/26/2003, 03/15/2007, 07/31/2007,
		09/05/2007 and 12/21/2007; Cost $250,391, $417,652, $668,521,
		$264,312 and $624,202, respectively) *	2,236,932
		General Motors Acceptance Corporation Notes:
	100,000	7.25%, 03/02/2011	47,298
	150,000	6.75%, 12/01/2014	57,572
	2,175,000	Glencore Funding LLC,
		6.00%, 04/15/2014 (Acquired 03/31/2004, 02/02/2005, 10/31/2005,
		12/04/2006 and 06/19/2008; Cost $496,425, $122,281, $236,489, $695,590
		and $567,622, respectively) *	2,053,006
	1,180,000	Goldman Sachs Capital I,
		6.345%, 02/15/2034	775,344
	2,800,000	Great West Life & Annuity Insurance,
		7.153%, 05/16/2046 (Acquired 05/16/2006 and 11/08/2007; Cost $1,000,000
		and $1,783,656) *	2,252,715
	2,200,000	Hartford Financial Services Group Inc.,
		8.125%, 06/15/2068 (Callable 06/15/2018)	1,873,793
	500,000	Health Care Service Corporation Notes,
		7.75%, 06/15/2011 (Acquired 06/20/2001 and 01/26/2005; Cost $199,106
		and $320,851, respectively) *	543,487
	1,950,000	Highmark, Inc. Notes,
		6.80%, 08/15/2013 (Acquired 08/14/2003, 09/05/2007 and 12/17/2007;
		Cost $274,373, $750,428 and $957,973 respectively) *	2,130,155
	950,000	HSBC Bank PLC Subordinated Notes,
		6.95%, 03/15/2011 f	969,941
	2,100,000	HSBC Holdings PLC Subordinated Notes,
		6.50%, 09/15/2037 f	1,785,977
	400,000	HSBC USA Capital Trust I,
		7.808%, 12/15/2026 (Callable 12/19/2008) (Acquired 03/08/2007; Cost $412,805) *	356,147
	500,000	HSBC USA Capital Trust II,
		8.38%, 05/15/2027 (Acquired 11/06/2007; Cost $518,227) *	448,449
	3,150,000	Huntington National Bank Notes,
		8.00%, 04/01/2010	3,160,883
	6,000,000	Istar Financial, Inc.,
		4.875%, 01/15/2009	3,600,000
	900,000	J.P. Morgan Chase & Company Notes,
		5.875%, 03/15/2035	624,757
	1,255,000	Jefferies Group Inc.,
		6.25%, 01/15/2036	777,913
	1,250,000	Kaupthing Bank,
		5.75%, 10/04/2011 (Acquired 06/06/2008 and 07/22/2008; Cost $201,520
		and $779,923, respectively ) * f	993,587
	3,400,000	Key Bank NA,
		7.413%, 05/06/2015	2,797,156
		Lehman Brothers Holdings, Inc. Notes: @
	750,000	8.50%, 08/01/2015	93,750
	2,425,000	6.50%, 07/19/2017	3,031
		Liberty Mutual Insurance Company:
	2,500,000	10.75%, 06/15/2058 (Callable 06/15/2038) (Acquired 05/21/2008; Cost $2,445,125) *	1,800,000
	565,000	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $361,687) *	452,995
	1,125,000	Lincoln National Corporation,
		6.05%, 04/20/2067 (Callable 04/20/2017)	742,500
	390,909	M & I Marshall & Ilsley Bank Notes,
		2.90%, 08/18/2009	380,808
		Marsh & McLennan Companies, Inc.,
	4,200,000	7.125%, 06/15/2009	4,215,821
	300,000	5.375%, 07/15/2014	277,813
	800,000	MBIA Insurance Corp.,
		14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $800,000) *	464,000
		Merrill Lynch & Company:
	1,000,000	6.40%, 08/28/2017	864,921
	1,750,000	6.875%, 04/25/2018	1,548,313
	1,275,000	7.75%, 05/14/2038	1,071,611
	2,044,000	Mony Group, Inc.,
		8.35%, 03/15/2010	2,133,918
		Morgan Stanley:
	2,000,000	3.875%, 01/15/2009	1,840,036
	2,000,000	5.625%, 01/09/2012	1,394,438
	475,000	Morgan Stanley Subordinated Notes,
		4.75%, 04/01/2014	251,795
	510,000	National Bank of Hungary Yankee Debentures,
		8.875%, 11/01/2013 f	596,483
	3,721,000	Navigators Group Inc. Senior Unsecured Notes,
		7.00%, 05/01/2016	3,591,025
	4,334,000	NB Capital Trust IV,
		8.25%, 04/15/2027 (Callable 12/19/2008)	4,171,583
	2,500,000	North Fork Capital Trust II,
		8.00%, 12/15/2027 (Callable 12/19/2008)	2,125,700
		Popular North American Inc.:
	1,975,000	5.65%, 04/15/2009	1,951,272
	2,000,000	4.70%, 06/30/2009	1,943,338
	1,000,000	Premium Asset Senior Notes,
		4.125%, 03/12/2009 (Acquired 12/20/2006; Cost $986,058) * #	500,000
	4,750,000	Regions Financing Trust II,
		6.625%, 05/15/2047	2,677,323
	1,000,000	Republic New York Capital I,
		7.75%, 11/15/2026	906,853
	700,000	Republic New York Corporation Debentures,
		9.125%, 05/15/2021	749,431
	2,579,000	Residential Capital LLC,
		9.625%, 05/15/2015 (Acquired 06/21/2005, 06/28/2006, 12/26/2006, 08/21/2007,
		and 10/17/2007; Cost $677,842, 480,231, 579,575, 88,127 and
		1,067,179, respectively) *	618,960
	1,000,000	Santander Financial Issuances,
		6.375%, 02/15/2011 f	1,017,926
	5,910,000	Schwab Capital Trust I,
		7.50%, 11/15/2067 (Callable 11/15/2017)	4,878,646
	500,000	SLM Corporation Notes,
		5.625%, 08/01/2033	250,000
		Sovereign Bancorp:
	750,000	4.80%, 09/01/2010	592,088
	1,500,000	8.75%, 05/30/2018	1,025,322
	1,000,000	St. Paul Travelers,
		6.75%, 06/20/2036	924,351
	1,000,000	Symetra Financial Corporation Senior Notes,
		6.125%, 04/01/2016 (Acquired 03/23/2006; Cost $995,570) *	805,745
	2,400,000	Toll Road Inv. Partnership II,
		0.00%, 02/15/2011 (Acquired 06/19/2008, Cost $1,989,610) * ^	2,092,649
	1,950,000	Travelers Companies, Inc., Series C,
		6.38%, 12/15/2008	1,951,554
	410,000	UFJ Finance Aruba AEC,
		6.75%, 07/15/2013 f	429,888
	301,000	United Mexican States Notes,
		6.75%, 09/27/2034 f	302,505
	650,000	Washington Mutual Preferred Funding Trust I,
		6.534%, 03/29/2049 (Callable 03/15/2011) (Acquired 07/31/2007; Cost $606,756) * @	813
	2,671,000	Westdeutsche Landesbank Subordinated Notes,
		4.796%, 07/15/2015	2,739,762
	750,000	Willis Group NA,
		5.625%, 07/15/2015	685,409
			130,648,925
	Industrial - 11.7%
	500,000	Alcan, Inc.,
		5.75%, 06/01/2035 f	390,209
	3,500,000	American Standard Inc.,
		8.25%, 06/01/2009	3,555,986
		Ameritech Capital Funding Debentures:
	2,480,009	9.10%, 06/01/2016	2,786,453
	1,500,000	6.45%, 01/15/2018	1,529,560
		AOL Time Warner, Inc.:
	1,100,000	7.625%, 04/15/2031	955,196
	250,000	7.70%, 05/01/2032	218,435
	1,050,000	AT&T Wireless Services, Inc. Senior Notes,
		8.75%, 03/01/2031	1,160,943
		British Telecom PLC Notes: f
	1,000,000	8.625%, 12/15/2010	1,045,160
	600,000	9.125%, 12/15/2030	598,552
		Bunge Limited Finance Corporation:
	4,125,000	4.375%, 12/15/2008	4,118,825
	600,000	5.35%, 04/15/2014	561,565
	1,000,000	Canadian National Resources,
		6.25%, 03/15/2038 f	771,230
	800,000	Clear Channel Communications Senior Unsubordinated Notes,
		5.50%, 12/15/2016	296,000
	1,000,000	Comcast Cable Communications, Inc. Unsubordinated Notes,
		6.20%, 11/15/2008	1,000,501
	825,000	Comcast Holdings Corporation,
		10.625%, 07/15/2012	897,206
	1,000,000	Comcast Corporation,
		6.95%, 08/15/2037	852,953
	5,000,000	Computer Sciences Corporation,
		7.375%, 06/15/2011	5,181,010
		Conagra Foods, Inc.:
	580,000	5.819%, 06/15/2017	549,211
	120,000	9.75%, 03/01/2021	136,522
		Continental Airlines, Inc. Pass-Thru Certificates:
	114,780	Series 2000-2, 8.312%, 10/02/2012	102,154
	386,132	Series 1997-4, 6.90%, 01/02/2018	339,796
		COX Communications Inc.:
	1,000,000	7.75%, 11/01/2010	1,037,020
	1,775,000	7.125%, 10/01/2012	1,808,489
	2,000,000	CVS Caremark Corp.,
		5.75%, 06/01/2017	1,868,984
	1,000,000	D.R. Horton Inc. Unsubordinated Notes,
		6.50%, 04/15/2016	760,000
	300,000	Deutsche Telekom International Finance BV,
		8.25%, 06/15/2030 f	290,118
	1,500,000	Donnelley (R.R.) & Sons Co.,
		6.125%, 01/15/2017	1,308,735
	635,000	FedEx Corporation,
		9.65%, 06/15/2012	718,012
	1,059,375	FedEx Corporation Pass-Thru Certificates,
		Series 1998-1, 6.845%, 01/15/2019	1,059,375
	3,725,000	Fiserv, Inc.,
		6.125%, 11/20/2012	3,612,021
	475,000	Ford Capital BV Debentures,
		9.50%, 06/01/2010	334,875
	403,000	Ford Motor Company Debentures,
		9.215%, 09/15/2021	191,425
	650,000	Health Management Association,
		6.125%, 04/15/2016	520,000
	2,000,000	Humana Inc.,
		7.20%, 06/15/2018	1,894,336
	625,000	Hutchison Whampoa International Limited,
		6.25%, 01/24/2014 (Acquired 06/02/2004 and 02/08/2005; Cost $339,826
		and $290,486, respectively) * f	595,775
	4,000,000	ICI Wilmington, Inc.,
		4.375%, 12/01/2008	3,992,792
	6,000,000	International Paper Company,
		4.25%, 01/15/2009	5,962,962
	850,000	Johnson Controls Inc., Senior Notes,
		6.00%, 01/15/2036	728,788
	650,000	Knight-Ridder, Inc.,
		5.75%, 09/01/2017	234,461
	1,700,000	Kraft Foods, Inc.,
		6.125%, 08/23/2018	1,587,366
	400,000	Laboratory Corporation of America,
		5.625%, 12/15/2015	367,834
	900,000	Lafarge S.A. Notes,
		7.125%, 07/15/2036 f	768,827
	1,000,000	Masco Corporation,
		6.125%, 10/03/2016	868,881
	1,100,000	Nabors Industries, Inc.,
		6.15%, 02/15/2018 (Acquired 02/14/2008; Cost $1,099,120) *	1,048,755
	2,425,000	News America Holdings,
		7.375%, 10/17/2008	2,426,901
	1,500,000	Nextel Communications,
		7.375%, 08/01/2015	990,000
	320,000	Pactiv Corporation,
		7.95%, 12/15/2025	327,586
	400,000	PCCW Capital II Ltd.,
		6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $398,132) * f	369,014
	2,800,000	Pemex Project Funding Master Trust,
		5.75%, 03/01/2018 (Acquired 10/17/2007; Cost $2,780,848) *	2,649,640
	1,145,000	Plum Creek Timberlands,
		5.875%, 11/15/2015	1,067,314
	2,500,000	Premcor Refining Group,
		7.50%, 06/15/2015	2,383,235
		Qwest Capital Funding, Inc.:
	300,000	7.00%, 08/03/2009	294,750
	200,000	7.25%, 02/15/2011	187,000
	3,700,000	Rio Tinto Financial USA Ltd.,
		6.50%, 07/15/2018 f	3,498,753
	2,000,000	Santander Perpetual,
		6.671%, 10/29/2049 (Callable 10/24/2017) f	1,864,290
	1,500,000	SK Telecom,
		6.625%, 07/20/2027 (Acquired 07/13/2007; Cost $1,482,015) * f	1,472,492
		Sprint Capital Corporation:
	2,800,000	6.90%, 05/01/2019	2,170,000
	358,000	8.75%, 03/15/2032	279,240
	835,182	GG1C Funding Corporation,
		5.129%, 01/15/2014 (Acquired 06/27/2006; Cost $805,399) *	830,313
	1,000,000	Target Corporation,
		6.50%, 10/15/2037	918,606
	680,000	TCI Communications, Inc. Debentures,
		7.875%, 08/01/2013	706,634
		Telecom Italia Capital: f
	1,000,000	4.00%, 11/15/2008	996,950
	1,400,000	6.20%, 07/18/2011	1,400,406
	2,100,000	7.20%, 07/18/2036	1,655,136
	2,075,000	Telefonica Emisones S.A.,
		6.221%, 07/03/2017 f	1,909,768
	1,000,000	Teva Pharmaceutical Finance LLC,
		5.55%, 02/01/2016	929,504
	1,000,000	Time Warner Cable, Inc.,
		6.55%, 05/01/2037	809,888
	3,000,000	Tyco Electronics Group S.A.,
		6.55%, 10/01/2017 f	2,886,858
		Tyco International Group S.A.: f
	1,468,000	6.125%, 01/15/2009	1,472,884
	1,775,000	6.375%, 10/15/2011	1,789,449
	300,000	6.00%, 11/15/2013	293,967
		United AirLines, Inc. Pass-Thru Certificates:
	207,395	Series 2001-1, Class A-2, 6.201%, 09/01/2008	201,173
	269,803	Series 2000-2, Class C, 7.762%, 10/01/2105	233,380
	471,011	U.S. Airways Pass-Thru Certificate,
		Series 1998-1, 6.85%, 01/30/2018	418,022
		Vale Overseas Limited: f
	350,000	8.25%, 01/17/2034	365,698
	1,450,000	6.875%, 11/21/2036	1,290,655
	1,200,000	GTE Corporation,
		6.84%, 04/15/2018	1,133,076
	825,000	Viacom, Inc. Senior Notes,
		7.70%, 07/30/2010	847,258
	1,875,000	Vodafone Group PLC,
		6.15%, 02/27/2037 f	1,505,831
		Vulcan Materials,
	2,000,000	7.00%, 06/15/2018	1,921,826
	500,000	7.15%, 11/30/2037	439,567
	1,000,000	Wal-Mart Stores,
		5.25%, 09/01/2035	799,335
			104,343,697
	Mortgage Backed Securities - 35.5%
		Bank of America Alternative Loan Trust:
	519,391	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	496,527
	903,604	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	833,858
	581,223	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	536,360
	597,782	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	572,563
	958,797	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	880,039
	4,271,449	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	4,134,106
	3,437,644	Series 2005-10, Class 5A1, 5.25%, 11/25/2020	3,331,882
	4,217,936	Series 2007-1, Class 4A1, 6.098%, 04/25/2022	3,663,016
	1,694,377	Series 2003-11, Class 2A1, 6.00%, 01/25/2034	1,526,411
	943,259	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	878,174
	1,286,473	Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	1,209,248
	729,062	Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	707,154
	2,391,000	Series 2006-5, Class CB7, 6.00%, 06/25/2036	1,923,330
	5,000,000	Bayview Financial Acquisition Trust,
		Series 2007-B, Class 1A2, 6.831%, 07/28/2037	4,665,765
		Chase Mortgage Finance Corporation:
	1,378,013	Series 2003-S13, Class A11, 5.50%, 11/25/2033	1,358,143
	6,000,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	4,254,623
	668,288	Citicorp Mortgage Securities, Inc.,
		Series 2004-3, Class A2, 5.25%, 05/25/2034	651,989
	1,594,754	Citigroup Mortgage Loan Trust, Inc.:
		Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1,565,569
		Countrywide Alternative Loan Trust:
	1,470,075	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,375,345
	7,249,250	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	6,783,945
	1,480,176	Series 2006-J5, Class 3A1, 6.132%, 07/25/2021	1,285,441
	2,000,381	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	1,637,188
	3,355,175	Series 2002-11, Class A4, 6.25%, 10/25/2032	3,167,699
	3,000,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	2,676,165
	3,019,680	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	2,898,930
	3,653,237	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	3,493,394
	704,254	Countrywide Home Loans, Inc.,
		Series 2003-39, Class A5, 5.00%, 05/25/2012	703,637
	1,368,968	CS First Boston Mortgage Securities Corp.,
		Series 2004-4, Class 2A5, 5.50%, 06/25/2015	1,293,526
	2,103,025	Deutsche Securities Inc. Mortgage,
		Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	1,760,382
	7,100,018	DLJ Commercial Mortgage Corporation,
		Series 1999-CG3, Class A1B, 7.34%, 10/10/2032	7,151,629
		Federal Gold Loan Mortgage Corporation (FGLMC):
	1,370,281	6.00%, 06/01/2020	1,395,530
	816,111	5.00%, 06/01/2023	807,196
	1,615,496	6.50%, 06/01/2029	1,672,451
	6,539,678	5.50%, 01/01/2036	6,514,225
	4,594,941	6.00%, 12/01/2036	4,655,815
		Federal Home Loan Mortgage Corporation (FHLMC):
	175,509	6.50%, 07/01/2014	181,837
	735,300	5.50%, 11/01/2022	738,317
	617,191	5.50%, 07/01/2023	619,141
	6,380,047	5.50%, 04/01/2037	6,351,228
	993,227	Series 3124, Class VP, 6.00%, 06/15/2014	1,024,362
	450,742	Series 2695, Class UA, 5.50%, 09/15/2014	460,072
	2,736,775	Series R007, Class AC, 5.875%, 05/15/2016	2,795,000
	3,686,172	Series R003, Class VA, 5.50%, 08/15/2016	3,742,032
	2,295,106	Series 3097, Class MC, 6.00%, 11/15/2016	2,363,133
	579,908	Series 2391, Class QR, 5.50%, 12/15/2016	590,719
	5,656,409	Series R009, Class AJ, 5.75%, 12/15/2018	5,742,954
	165,572	Series 206, Class E, 0.00%, 07/15/2019 ^	146,908
	1,914,562	Series R010, Class AB, 5.50%, 12/15/2019	1,928,401
	104,707	Series 141, Class D, 5.00%, 05/15/2021	105,766
	83,798	Series 1074, Class I, 6.75%, 05/15/2021	83,707
	527,227	Series 1081, Class K, 7.00%, 05/15/2021	552,971
	82,211	Series 163, Class F, 6.00%, 07/15/2021	85,085
	155,102	Series 188, Class H, 7.00%, 09/15/2021	161,055
	74,827	Series 1286, Class A, 6.00%, 05/15/2022	74,746
	2,600,000	Series 1694, Class PK, 6.50%, 03/15/2024	2,716,630
	1,450,000	Series 2664, Class LG, 5.50%, 07/15/2028	1,496,567
	3,300,000	Series 2552, Class ND, 5.50%, 10/15/2031	3,321,006
		Federal National Mortgage Association (FNMA):
	1,091,090	5.50%, 07/01/2015	1,110,446
	1,936,785	5.00%, 02/01/2018	1,945,579
	2,415,514	5.00%, 12/01/2019	2,423,462
	755,563	5.50%, 01/01/2023	759,576
	2,375,818	5.50%, 07/01/2023	2,386,240
	4,874,098	5.00%, 11/01/2023	4,796,212
	2,696,399	6.00%, 03/01/2026	2,740,512
	6,465,586	6.00%, 05/01/2026	6,571,364
	7,872,865	5.00%, 05/01/2028	7,725,547
	592,811	6.00%, 03/01/2033	603,628
	483,548	5.00%, 11/01/2033	472,687
	1,968,870	5.50%, 09/01/2034	1,967,360
	810,641	6.00%, 11/01/2034	823,660
	4,970,376	5.50%, 02/01/2035	4,966,564
	13,163,648	5.50%, 02/01/2035	13,153,551
	3,632,563	5.00%, 11/01/2035	3,545,292
	25,369,026	5.50%, 04/01/2036	25,333,711
	8,820,593	5.50%, 11/01/2036	8,804,179
	1,871,279	6.00%, 08/01/2037	1,879,462
	5,682,120	Series 2006-B2, Class AB, 5.50%, 05/25/2014	5,765,472
	766,051	Series 2003-27, Class OJ, 5.00%, 07/25/2015	770,144
	363,066	Series 2003-24, Class PC, 5.00%, 11/25/2015	365,361
	79,685	Series 2002-56, Class MC, 5.50%, 09/25/2017	80,892
	454,781	Series 1989-37, Class G, 8.00%, 07/25/2019	488,927
	71,688	Series 1989-94, Class G, 7.50%, 12/25/2019	76,099
	19,055	Series 1990-58, Class J, 7.00%, 05/25/2020	19,969
	189,413	Series 1990-76, Class G, 7.00%, 07/25/2020	197,038
	81,107	Series 1990-105, Class J, 6.50%, 09/25/2020	85,161
	31,284	Series 1990-108, Class G, 7.00%, 09/25/2020	32,284
	54,711	Series 1991-1, Class G, 7.00%, 01/25/2021	57,617
	65,595	Series 1991-86, Class Z, 6.50%, 07/25/2021	68,470
	264,781	Series 2003-28, Class KA, 4.25%, 03/25/2022	262,332
	30,759	Series G92-30, Class Z, 7.00%, 06/25/2022	32,039
	2,950,665	Series 2003-33, Class LD, 4.25%, 09/25/2022	2,922,333
	818,021	Series 1993-58, Class H, 5.50%, 04/25/2023	828,094
	290,022	Series 2003-17, Class QR, 4.50%, 11/25/2025	289,833
	538,137	Series 1998-66, Class C, 6.00%, 12/25/2028	551,498
	2,000,000	Series 2002-85, Class PD, 5.50%, 05/25/2031	2,010,485
	83,002	Series 2003-44, Class AB, 3.75%, 05/25/2033	78,661
	2,768,010	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	2,688,824
	4,968,508	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	4,709,054
	7,750,000	Series 2004-W10, Class A24, 5.00%, 08/25/2034	7,693,461
	4,000,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	3,698,615
		First Horizon Alternative Mortgage Securities:
	1,109,396	Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	990,483
	1,546,352	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	1,455,074
	4,475,858	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	3,814,471
	2,950,000	First Union National Bank Commercial Mortgage Securities Inc.,
		Series 2001-C4, Class A2, 6.223%, 12/12/2033	2,933,543
		GE Capital Commercial Mortgage Corporation:
	6,254,726	Series 2000-1, Class A2, 6.496%, 01/15/2033	6,280,470
	2,865,000	Series 2002-3A, Class AZ, 4.996%, 12/10/2037	2,717,234
	6,200,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	5,760,048
	10,100,000	GMAC Commercial Mortgage Securities, Inc.,
		Series 2003-C1, Class A2, 4.079%, 05/10/2036	9,227,090
	800,000	Government National Mortgage Association (GNMA):
		Series 2004-78, Class C, 4.658%, 04/16/2029	786,862
	475,045	6.00%, 11/20/2033	482,634
	1,285,000	Series 2004-100, Class B, 4.603%, 02/16/2043	1,255,531
	1,326,281	J.P. Morgan Alternative Loan Trust,
		Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	967,410
		J.P. Morgan Mortgage Trust:
	3,100,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	2,163,847
	2,080,750	Series 2006-A7, Class 2A2, 5.83%, 01/25/2037	1,884,703
	6,100,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037	4,553,628
		Master Alternative Loans Trust:
	3,035,675	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	2,862,074
	2,191,175	Series 2004-4, Class 4A1, 5.00%, 04/25/2019	1,956,310
	870,830	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	767,963
	693,837	Residential Accredit Loans, Inc.,
		Series 2004-QS6, Class A1, 5.00%, 05/25/2019	657,838
	800,000	Residential Funding Mortgage Security I,
		Series 2003-S11, Class A2, 4.00%, 06/25/2018	761,043
		Salomon Brothers Mortgage Securities VII:
	6,047,341	Series 2000-C1, Class A2, 7.52%, 12/18/2009	6,102,626
	2,777,883	Series 2001-C2, Class A3, 6.50%, 10/13/2011	2,783,517
	1,443,165	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	1,400,021
	1,850,000	Wachovia Bank Commercial Mortgage Trust,
		Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,730,479
		Washington Mutual, Inc. Pass-Thru Certificates:
	2,326,837	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,193,772
	4,203,395	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	4,082,511
	1,488,617	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,396,975
	961,149	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	927,135
			316,419,879
	Taxable Municipal Bonds - 0.9%
	1,000,000	Cuyahoga County Ohio Industrial Development Revenue,
		9.125%, 10/01/2023	1,161,240
	5,235,000	Tobacco Settlement Authority Iowa,
		6.50%, 06/01/2023	4,484,824
	2,429,827	Tobacco Settlement Financing Corporation,
		Series 2001-A, Class A, 6.36%, 05/15/2025	2,356,033
			8,002,097
	Utilities - 4.2%
	431,000	Beaver Valley Funding Corporation Debentures,
		9.00%, 06/01/2017	460,769
	1,000,000	Duke Capital LLC Notes,
		5.668%, 08/15/2014	955,762
	1,900,000	Enel Finance International,
		6.80%, 09/15/2037 (Acquired 09/13/2007; Cost $1,894,965) * f	1,865,032
	750,000	Energy Transfer Partners,
		5.65%, 08/01/2012	728,902
	300,000	Exelon Corporation Senior Notes,
		6.75%, 05/01/2011	302,256
	2,500,000	FPL Group Capital, Inc.,
		7.30%, 09/01/2067 (Callable 09/01/2017)	2,201,925
	3,750,000	Illinois Power Company,
		7.50%, 06/15/2009	3,795,638
		Kinder Morgan Energy Partners Senior Notes:
	600,000	6.30%, 02/01/2009	599,209
	2,250,000	6.95%, 01/15/2038	1,928,297
	900,000	Kinder Morgan Finance,
		5.70%, 01/05/2016 f	774,000
	196,674	Kiowa Power Partners LLC,
		4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $204,317) *	195,966
		Korea Electric Power Corporation: f
	100,000	7.75%, 04/01/2013	104,781
	2,165,000	6.75%, 08/01/2027	2,153,781
	1,325,000	National Grid PLC Senior Unsecured Notes,
		6.30%, 08/01/2016 f	1,263,917
		NiSource Finance Corporation:
	2,025,000	7.875%, 11/15/2010	2,082,731
	1,478,000	6.15%, 03/01/2013	1,430,590
	625,000	ONEOK, Inc. Senior Notes,
		7.125%, 04/15/2011	633,594
	875,000	Pacific Gas & Electric Company 1st Mortgage,
		6.05%, 03/01/2034	772,345
	1,000,000	Plains All American Pipeline Senior Notes,
		5.625%, 12/15/2013	966,391
	300,000	PPL Energy Supply, LLC Senior Notes,
		6.40%, 11/01/2011	298,530
	175,000	PSE&G Energy Holdings LLC Senior Notes,
		8.50%, 06/15/2011	177,154
		PSE&G Power LLC:
	250,000	7.75%, 04/15/2011	259,385
	350,000	5.00%, 04/01/2014	317,404
	1,567,599	RGS (I&M) Funding Corporation Debentures,
		9.82%, 12/07/2022	1,785,479
	2,900,000	Rockies Express Pipeline LLC,
		5.776%, 08/20/2009 (Acquired 09/17/2007 and 02/21/2008; Cost $2,196,581
		and $687,651, respectively) *	2,897,332
	1,400,000	Southern Natural Gas,
		5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $1,397,676) *	1,238,990
	2,000,000	Trans-Canada Pipelines,
		6.50%, 08/15/2018 f	1,939,740
	700,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
		8.875%, 07/15/2012	760,315
		Vectren Utility Holdings:
	875,000	6.625%, 12/01/2011	889,788
	1,100,000	5.25%, 08/01/2013	1,057,936
		Williams Companies, Inc. Notes:
	2,475,000	6.375%, 10/01/2010 (Acquired 07/09/2008; Cost $2,497,809) *	2,425,500
	550,000	8.125%, 03/15/2012	555,676
			37,819,115
	U.S. Government Agency Issues - 9.0%
		Federal National Mortgage Association (FNMA):
	75,475,000	6.00%, 05/15/2011	80,573,185
			80,573,185
	U.S. Treasury Obligations - 11.9%
	87,975,000	U.S. Treasury Bonds,
		6.25%, 08/15/2023	105,631,846
		Total Long-Term Investments (Cost $897,305,017)	843,349,368
	Shares
	SHORT TERM INVESTMENTS - 4.5%
	Money Market Fund - 4.5%
	40,491,138	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	40,491,138
		Total Short-Term Investments (Cost $40,491,138)	40,491,138
	Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 25.4%
	Certificates of Deposit - 6.5%
	8,448,728	Abbey National Treasury Service, Series YCD1, 2.98%, 02/20/09	8,294,201
	5,963,808	American Express Bank LTD, 2.89%, 12/08/08	5,944,485
	8,448,728	Barclays Bank, 3.3615%, 03/16/09	8,444,166
		Natixis Bank of New York, Series YCD1:
	5,963,808	7.85%, 02/18/09	5,856,221
	4,969,840	7.85%, 06/30/09	4,983,557
		Royal Bank of Scotland Group PLC:
	4,969,840	2.82%, 12/11/08	4,952,346
	7,454,760	2.9944%, 05/06/09	7,440,745
		Societe Generale of New York, Series YCD1:
	4,969,840	2.82%, 12/03/08	4,954,235
	2,484,920	2.0625%, 02/20/09	2,459,375
	4,969,840	UBS AG Stamford, 2.87%, 12/04/08	4,954,433
			58,283,764
	Commercial Paper - 4.6%
	4,969,840	Allied Irish Banks PLC, 3.0517%, 12/12/08	4,930,628
	4,969,840	Barton Capital Corporation, 2.7188%, 12/03/08	4,935,449
	4,969,840	Fairway Finance Corporation, 2.7669%, 11/21/08	4,942,208
	5,963,808	Falcon Asset SC Corporation, 2.7181%, 12/09/08	5,918,722
	5,367,427	Govco LLC, 144A, 2.7287%, 12/12/08	5,325,078
	4,969,840	International Lease Finance Corp., 3.0734%, 10/20/08	4,958,807
	4,952,357	KKR Atlantic Funding Trust, 3.0588%, 03/25/09 #	4,952,357
	4,969,840	Market Street FNDG Corporation, 2.8195%, 11/03/08	4,951,750
			40,914,999
	Corporate Bonds and Notes - 2.2%
		Allstate Life GL:
	5,466,824	3.0575%, 03/20/09	5,462,560
	2,484,919	3.4538%, 07/21/09	2,484,919
	4,969,839	Svenska Handelsbanken, 3.0013%, 02/06/09	4,966,361
	7,454,760	Wachovia Bank NA, 3.0013%, 05/01/09	6,928,454
			19,842,294
	Government Agencies - 1.6%
	13,915,551	Federal Home Loan Banks, 2.115%, 03/02/09	13,923,345
			13,923,345
	Shares
	Money Market Mutual Funds - 10.5%
	77,032,519	Mount Vernon Prime Portfolio	77,032,519
	16,845,297	Reserve Primary Fund #	16,643,153
			93,675,672
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $226,842,218)	226,640,074
		Total Investments (Cost $1,164,638,373) - 124.5%	1,110,480,580
		Other Assets in Excess of Liabilities - (24.5)%	(218,833,607)
		TOTAL NET ASSETS - 100.0%	$891,646,973

^	Non Income Producing
*	Restricted Security Deemed Liquid
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
@	Security in Default

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3 - Significant unobservable inputs (incuding the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 117,523,657
Level 2 - Other significant observable inputs	975,813,770
Level 3 - Significant unobservable inputs	17,143,153
Total	$ 1,110,480,580

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$ 5,659,655
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(702,144)
Net purchases (sales/paydowns)	—
Transfers in and / or out of Level 3 *	12,185,642
Balance as of 09/30/2008	$ 17,143,153

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS - 95.5%
Arizona - 4.6%
1,415,000	Arizona Health Facilities Authority Hospital Revenue,
	6.375%, 12/01/2037 (Pre-refunded to 12/01/2012)	1,574,697
2,375,000	Arizona School Facilities Board Revenue,
	5.755%, 07/01/2018 (Pre-refunded to 07/01/2014)	2,639,005
1,540,000	Phoenix Arizona Civic Corporation of Wastewater Systems Revenue Bonds,
	5.00%, 07/01/2015	1,633,370
1,000,000	Pima County Arizona Independent Development Authority,
	7.125%, 07/01/2024 (Pre-refunded to 07/01/2014)	1,167,820
		7,014,892
Arkansas - 0.2%
290,000	Springdale Arkansas Sales & Use Tax Revenue,
	4.00%, 07/01/2016 (Pre-refunded to various dates)	293,289
California - 0.5%
465,000	Golden State Tobacco Securitization Corporation,
	6.25%, 06/01/2033	499,912
230,000	Santa Rosa California Hospital Revenue,
	10.30%, 03/01/2011 (ETM)	254,150
		754,062
Colorado - 7.9%
2,000,000	Adams County Colorado Single Family Mortgage Revenue,
	8.875%, 08/01/2012 (ETM)	2,405,700
70,000	Colorado Springs Colorado Utilities Revenue,
	5.80%, 11/15/2010 (ETM)	71,968
	Denver Colorado Convention Center & Hotel Authority Revenue:
1,000,000	5.00%, 12/01/2021 (Pre-refunded to 12/01/2013)	1,058,110
1,500,000	5.00%, 12/01/2023 (Pre-refunded to 12/01/2013)	1,587,165
2,550,000	5.00%, 12/01/2024 (Pre-refunded to 12/01/2013)	2,698,181
3,675,000	Denver Colorado Health & Hospital Authority Healthcare Revenue,
	6.25%, 12/01/2033 (Pre-refunded to 12/01/2014)	4,189,022
		12,010,146
Delaware - 1.1%
1,500,000	Delaware State Economic Development Authority Revenue,
	6.75%, 01/01/2013 (ETM)	1,613,805
Florida - 12.8%
5,000,000	Coral Gables Florida Health Facility Authority Hospital Revenue,
	5.00%, 08/15/2029 (Pre-refunded to 08/15/2014)	5,369,750
2,355,000	Dade County Florida Health Facility Authority Hospital Revenue,
	5.75%, 05/01/2021 (ETM)	2,553,267
2,000,000	Highlands County Florida Health Facilities Revenue,
	5.375%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,200,840
1,600,000	Islands At Doral (SW) Community Development District,
	6.375%, 05/01/2035 (Pre-refunded to 05/01/2013)	1,764,720
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.50%, 10/01/2012 (ETM)	392,013
1,470,000	Miami Beach Florida Resort Tax Revenue Bonds,
	6.25%, 10/01/2022 (ETM)	1,656,352
150,000	Orange County Florida Health Revenue,
	8.75%, 10/01/2009 (ETM)	154,397
1,000,000	Orlando Florida Utilities Commission Water & Electric Revenue,
	6.75%, 10/01/2017 (ETM)	1,132,040
4,000,000	Seminole County Florida Water & Sewer Revenue,
	6.00%, 10/01/2019 (ETM)	4,396,800
		19,620,179
Georgia - 0.8%
1,020,000	Fulton County Georgia Hospital Authority Revenue,
	7.875%, 10/01/2013 (ETM)	1,153,018
Illinois - 7.8%
1,000,000	Chicago Illinois General Obligation Project and Refunding,
	5.00%, 01/01/2017 (FSA Insured)	1,041,220
1,440,000	Chicago Illinois Metropolitan Water Reclamation District General Obligation,
	7.00%, 12/01/2010 (ETM)	1,572,566
1,000,000	Chicago Illinois Public Building Community Building Revenue,
	7.00%, 01/01/2020 (ETM)	1,189,120
1,430,000	Cook County Illinois School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,832,402
1,025,000	Lake County Illinois Community High School District No.124 Grant,
	5.00%, 12/01/2017	1,081,980
1,000,000	Lake County Illinois Community High School District No. 128,
	5.00%, 01/01/2013	1,061,880
1,805,000	Metropolitan Pier & Exposition Authority Illinois,
	5.50%, 06/15/2016 (ETM)	1,955,429
2,000,000	Northwest Suburban Municipal Joint Action Revenue Bonds,
	5.00%, 05/01/2014 (ETM)	2,148,660
		11,883,257
Indiana - 1.8%
1,330,000	Hammond Indiana Multi-School Building Corporation,
	5.00%, 07/15/2018	1,370,379
285,000	Indiana Toll Road Commission,
	9.00%, 01/01/2015 (ETM)	343,040
1,000,000	South Bend Indiana Community School Building Corporation,
	5.00%, 07/15/2017	1,028,570
		2,741,989
Iowa - 1.0%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06/01/2015 (MBIA Insured)	1,073,812
405,000	Muscatine Iowa Electric Revenue,
	6.70%, 01/01/2013 (ETM)	436,910
		1,510,722
Louisiana - 2.0%
400,000	Houma-Terrebonne Public Trust Financing Authority,
	7.30%, 04/01/2010 (ETM)	427,260
1,000,000	Houma-Terrebonne Public Trust Financing Authority Single Family Mortgage Revenue,
	7.30%, 04/01/2011 (ETM)	1,103,110
1,450,000	Jefferson Parish Louisiana Home Mortgage Authority,
	7.10%, 08/01/2010 (ETM)	1,563,230
		3,093,600
Massachusetts - 5.6%
5,745,000	Massachusetts State,
	5.00%, 08/01/2020 (Pre-refunded to 08/01/2016)	6,139,509
2,200,000	Massachusetts State Water Resources Authority,
	6.50%, 07/15/2019 (ETM)	2,500,982
		8,640,491
Michigan - 2.2%
1,000,000	Cornell Twp Michigan Economic Development Revenue,
	5.875%, 05/01/2018	1,092,550
2,185,000	Detroit Michigan Sewer Disposal Revenue Bonds,
	5.00%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,335,568
		3,428,118
Minnesota - 1.9%
1,040,000	Centennial Independent School District No. 12 Minnesota,
	5.00%, 02/01/2014	1,089,889
1,215,000	Robbinsdale Independent School District No. 281,
	5.00%, 07/01/2020	1,273,283
550,000	Western Minnesota Municipal Power Agency,
	6.375%, 01/01/2016 (ETM)	603,867
		2,967,039
Mississippi - 0.3%
600,000	Mississippi Housing Financial Corporation,
	0.00%, 06/01/2015 (ETM)^	454,890
Missouri - 1.5%
2,000,000	St. Louis County Industrial Development Authority,
	6.625%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,290,380
Nebraska - 1.1%
1,640,000	Nebraska Public Power District Revenue,
	5.00%, 01/01/2015	1,703,993
Nevada - 1.4%
1,965,000	Reno Nevada Capital Improvement Revenue,
	5.50%, 06/01/2019 (Pre-refunded to 06/01/2012)	2,118,467
New Jersey - 2.4%
1,000,000	New Jersey State Transportation Trust Fund Authority,
	6.00%, 12/15/2017 (Pre-refunded 12/15/2011)	1,091,470
	New Jersey State Turnpike Authority: (ETM)
177,000	6.75%, 01/01/2009	178,876
130,000	6.50%, 01/01/2016	146,255
2,000,000	Tobacco Settlement Financing Corporation,
	6.25%, 06/01/2043 (Pre-refunded to 06/01/2013)	2,239,100
		3,655,701
New Mexico - 0.7%
1,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue,
	5.25%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,074,410
New York - 0.8%
1,000,000	New York, New York,
	5.00%, 03/01/2016 (FGIC Insured)	1,026,420
210,000	TSASC Inc. New York,
	4.75%, 06/01/2022	182,339
		1,208,759
North Carolina - 0.2%
225,000	North Carolina Eastern Municipal Power Agency Power Systems Revenue,
	6.40%, 01/01/2021 (ETM)	259,513
Ohio - 0.1%
135,000	Miamisburg Ohio Water Revenue,
	7.00%, 11/15/2016 (ETM)	153,155
Oklahoma - 1.7%
2,360,000	Tulsa County Oklahoma Home Financing Authority Single Family Mortgage Revenue,
	6.90%, 08/01/2011 (ETM)	2,605,605
Pennsylvania - 5.6%
1,275,000	Central Dauphin Pennsylvania School District,
	6.75%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,498,367
3,000,000	Pennsylvania State Public School Building Authority Lease Revenue,
	5.00%, 11/15/2034 (Pre-refunded to 11/15/2014)	3,196,410
1,790,000	Philadelphia Pennsylvania Authority For Industrial Development Revenue,
	5.25%, 01/01/2027 (Pre-refunded to 01/01/2017)	1,910,718
740,000	Philadelphia Pennsylvania Gas Works,
	7.00%, 05/15/2020 (ETM)	859,325
1,025,000	Pittsburgh Pennsylvania Water & Sewer Authority,
	7.25%, 09/01/2014 (ETM)	1,143,562
		8,608,382
South Carolina - 1.6%
285,000	Greenville South Carolina Waterworks Revenue,
	7.00%, 02/01/2010 (ETM)	301,940
2,000,000	Lexington County South Carolina Health Services District Hospital Revenue,
	5.50%, 11/01/2032 (Pre-refunded to 11/01/2013)	2,184,560
		2,486,500
South Dakota - 0.5%
610,000	Heartland Consumers Power District,
	7.00%, 01/01/2016 (ETM)	685,335
Tennessee - 1.3%
230,000	Metropolitan Government Nashville & Davidson County Tennessee H&E,
	6.10%, 07/01/2010 (ETM)	238,729
1,545,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer Revenue,
	6.50%, 12/01/2014 (ETM)	1,786,823
		2,025,552
Texas - 24.9%
1,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,172,216
1,000,000	Copperas Cove Texas Independent School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,056,410
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,571,415
1,625,000	Frisco Texas Independent School District,
	6.00%, 08/15/2018 (PSF Guaranteed)	1,800,776
1,000,000	Georgetown Texas Independent School District,
	5.00%, 02/15/2016 (PSF Guaranteed)	1,052,800
1,720,000	Harris County Texas Health Facilities Development Corporation Hospital Revenue,
	5.50%, 10/01/2019 (ETM)	1,873,785
2,000,000	Harris County Texas,
	5.25%, 10/01/2017 (Pre-refunded to 10/01/2013)	2,163,860
7,050,000	Houston Texas Health Facilities Corporate Facilities Revenue,
	7.125%, 02/15/2034 (Pre-refunded to 02/15/2014)	8,209,443
1,920,000	Houston Texas Sewer System Revenue,
	9.375%, 10/01/2013 (ETM)	2,253,581
1,315,000	La Porte Texas Independent School District,
	5.00%, 02/15/2018 (MBIA Insured)	1,357,593
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08/15/2015 (PSF Guaranteed)	1,836,012
1,050,000	Magnolia Texas Independent School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,116,580
1,265,000	Mission Consolidation Independent School District,
	5.00%, 02/15/2019 (PSF Guaranteed)	1,293,285
1,210,000	Pearland Texas Waterworks & Sewage,
	5.25%, 03/01/2023 (Pre-refunded to 03/01/2014)	1,309,184
1,295,000	Rockwall Texas Independent School District,
	5.00%, 02/15/2015 (PSF Guaranteed)	1,378,320
775,000	Sam Rayburn Texas Municipal Power Agency,
	6.00%, 09/01/2010 (ETM)	805,628
1,565,000	San Antonio Texas Electric & Gas Revenue,
	5.65%, 02/01/2019 (ETM)	1,699,261
2,000,000	San Antonio Texas Independent School District,
	5.00%, 08/15/2017 (PSF Guaranteed)	2,089,640
575,000	Socorro Texas Independent School District,
	5.25%, 08/15/2012 (PSF Guaranteed)	615,584
265,000	Texas Public Building Authority Revenue,
	7.125%, 08/01/2011 (ETM)	284,144
1,900,000	Trinity River Authority Texas Revenue,
	5.50%, 02/01/2021 (MBIA Insured)	2,059,220
1,000,000	University of Houston Texas,
	5.25%, 02/15/2012 (FSA Insured)	1,064,240
		38,062,977
Utah - 0.4%
540,000	Salt Lake City Utah Hospital Revenue,
	8.125%, 05/15/2015 (ETM)	615,784
Washington - 0.8%
1,000,000	Snohomish County Washington Public Utilities Revenue Bonds,
	6.80%, 01/01/2020	1,188,270

	TOTAL MUNICIPAL BONDS (Cost $146,845,091)	145,922,280

Shares		Value
SHORT-TERM INVESTMENTS - 6.1%
Money Market Fund - 6.1%
9,341,453	Fidelity Institutional Tax-Exempt Portfolio,	9,341,453
	Total Short-Term Investments (Cost $9,341,453)	9,341,453
	Total Investments (Cost $156,186,544) - 101.6%	155,263,733
	Liabilities in Excess of Other Assets - (1.6)%	(2,404,783)
	TOTAL NET ASSETS - 100.0%	$152,858,950

ETM - Escrowed to Maturity
^ Non-Income Producing

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 9,341,453
Level 2 - Other significant observable inputs	145,922,280
Level 3 - Significant unobservable inputs	—
Total	$ 155,263,733

Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount		Value
	LONG-TERM INVESTMENTS - 94.8%
	Asset Backed Securities - 7.5%
	$900,000	American Express Credit Account Master Trust,
		Series 2005-5, Class A, 4.276%, 02/15/2013	$875,598
	186,820	Amresco Residential Securities Mortgage Loan Trust,
		Series 1998-2, Class A6, 6.45%, 12/25/2027	184,660
	600,000	Bayview Financial Acquisition Trust,
		Series 2007-A, 6.205%, 05/28/2037	493,519
	175,000	Capital One Multi-Asset Execution Trust,
		Series 2006-9A, Class A9, 2.50%, 05/15/2013	170,326
	13,728	Contimortgage Home Equity Loan Trust,
		Series 1997-5, Class A6, 6.87%, 03/15/2024	13,630
		Countrywide Asset-Backed Certificates:
	200,000	Series 2006-S2, Class A2, 5.627%, 07/25/2027	157,166
	600,000	Series 2005-10, Class AF6, 4.915%, 02/25/2036	499,972
	120,536	Series 2005-13, Class AF2, 5.294%, 04/25/2036	119,856
	1,000,000	Series 2005-13, Class AF3, 5.43%, 04/25/2036	898,789
	398,932	Series 2006-S9, Class A3, 5.728%, 08/25/2036	188,254
	1,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	956,327
	1,300,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	1,111,261
	616,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	512,729
	869,380	Credit-Based Asset Servicing and Security,
		Series 2005-CB3, 4.725%, 02/25/2033	735,313
		Discover Card Master Trust I:
	825,000	Series 2005-2, Class A, 4.266%, 04/17/2012	814,019
	500,000	Series 2003-3, Class A, 2.688%, 09/15/2012	485,354
	491,572	GMAC Mortgage Corporation Loan Trust,
		Series 2005-HE3, Class A2, 3.526%, 02/25/2036	341,151
		Green Tree Financial Corporation:
	29,726	Series 1997-1, Class A5, 6.86%, 03/15/2028	29,360
	88,225	Series 1997-4, Class A5, 6.88%, 02/15/2029	87,014
	983,303	Series 1998-3, Class A5, 6.22%, 03/01/2030	864,225
	404,087	Series 1998-4, Class A5, 6.18%, 04/01/2030	369,604
	57,557	Oakwood Mortgage Investors, Inc.,
		Series 1999-B, Class A3, 6.45%, 11/15/2017	50,761
		Renaissance Home Equity Loan Trust:
	34,205	Series 2006-1, Class AF2, 5.533%, 05/25/2036	33,942
	519,000	Series 2006-2, Class AF3, 5.797%, 08/25/2036	473,895
	500,000	Series 2007-1, Class AF2, 5.512%, 04/25/2037	471,535
	1,500,000	Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,288,295
	265,846	Residential Asset Mortgage Products, Inc.,
		Series 2003-RS10, Class AI7, 4.85%, 11/25/2033	247,355
	352,779	Residential Asset Securities Corporation,
		Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	273,758
	400,000	Stingray Pass-Thru Certificates,
		Series 2005, 5.902%, 01/12/2015 (Acquired 05/10/2007, Cost $382,930) *	96,000
		Structured Asset Securities Corporation:
	16,837	Series 2004-11XS, Class 1A3A, 4.76%, 06/25/2034	16,821
	1,555,806	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	1,318,433
			14,178,922
	Financial - 13.1%
	825,000	American Express Credit Corporation, Series C,
		7.30%, 08/20/2013	795,734
	1,000,000	American General Finance,
		6.90%, 12/15/2017	463,692
	1,110,000	Amvescap PLC,
		5.375%, 12/15/2014 f	972,043
	125,000	Associates Corporation North America Subordinated Debentures,
		8.15%, 08/01/2009	122,732
	500,000	Bancwest Corporation,
		8.30%, 01/15/2011	545,024
	300,000	Bank of America Corporation Subordinated Notes,
		10.20%, 07/15/2015	334,715
	200,000	Banponce Trust I, Series A,
		8.327%, 02/01/2027 (Callable 12/11/2008)	185,376
	400,000	Bear Stearns Co. Inc., Series B,
		6.95%, 08/10/2012	404,050
	1,000,000	BOI Capital Funding III,
		6.107%, 02/04/2016 f	596,622
	170,000	Capmark Finl Group, Inc.,
		5.875%, 05/10/2012	84,744
		CIT Group, Inc.:
	75,000	4.75%, 12/15/2010	48,844
	250,000	7.625%, 11/30/2012	158,591
	400,000	6.10%, 03/15/2067 (Callable 03/15/2017)	111,544
	700,000	Citigroup Capital XXI,
		8.30%, 12/21/2077 (Callable 12/21/2037)	521,543
	825,000	Countrywide Financial Corporation Subordinated Notes,
		6.25%, 05/15/2016	587,336
	500,000	Export-Import Bank Korea Notes,
		4.625%, 03/16/2010 f	487,290
	500,000	First Empire Capital Trust I,
		8.234%, 02/01/2027 (Callable 12/11/2008)	465,903
	1,000,000	First Empire Capital Trust II,
		8.277%, 06/01/2027 (Callable 12/11/2008)	848,131
	600,000	First National Bank of Omaha Subordinated Notes,
		7.32%, 12/01/2010	640,800
	250,000	First Union Capital,
		7.935%, 01/15/2027	158,676
	150,000	General Electric Capital Corporation Notes,
		6.00%, 06/15/2012	144,776
		General Motors Acceptance Corporation Notes:
	75,000	7.75%, 01/19/2010	44,907
	450,000	6.875%, 09/15/2011	200,784
	250,000	6.75%, 12/01/2014	95,954
	425,000	Glencore Funding LLC,
		6.00%, 04/15/2014 (Acquired 03/31/2004, 12/04/2006 and 09/29/2008;	401,162
		Cost $148,928, $198,740 and $71,646, respectively) *
	100,000	Goldman Sachs Group, Inc.,
		5.15%, 01/15/2014	82,128
	30,000	Goldman Sachs Group LP,
		8.00%, 03/01/2013 (Acquired 05/19/2006; Cost $32,121) *	27,791
	800,000	Hartford Financial Services Group,
		8.125%, 06/15/2068 (Callable 06/15/2018)	681,379
	100,000	Health Care Service Corporation Notes,
		7.75%, 06/15/2011 (Acquired 01/26/2005; Cost $106,950) *	108,698
	175,000	HSBC Bank PLC Subordinated Notes,
		6.95%, 03/15/2011 f	178,673
	700,000	Huntington National Bank Notes,
		8.00%, 04/01/2010	702,419
		Istar Financial, Inc.:
	400,000	5.85%, 03/15/2017	196,000
	500,000	Series B, 4.875%, 01/15/2009	300,000
	100,000	J.P. Morgan Chase Capital XV,
		5.875%, 03/15/2035	69,418
	400,000	Jefferies Group, Inc.,
		6.45%, 06/08/2027	294,190
	600,000	Key Bank NA,
		7.413%, 10/15/2027	493,616
	400,000	Lehman Brothers Holdings Senior Notes,
		8.80%, 03/01/2015 @	50,000
		Liberty Mutual Group:
	50,000	6.50%, 03/15/2035 (Acquired 09/29/2008, Cost $36,875) *	36,303
	625,000	10.75%, 06/15/2058 (Callable 06/15/2038) (Acquired 05/21/2008 and
		08/28/2008; Cost $489,025 and $113,750, respectively)*	450,000
	375,000	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $240,058) *	300,660
	250,000	Lincoln National Corporation,
		6.05%, 04/20/2067 (Callable 04/20/2017)	165,000
	500,000	Manufacturer And Traders Trust Co.,
		6.625%, 12/04/2017	415,743
	700,000	Marsh & McLennan Companies, Inc.,
		5.375%, 07/15/2014	648,229
	700,000	MBIA Insurance Corp.,
		14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $700,000) *	406,000
		Merrill Lynch & Company:
	100,000	5.00%, 02/03/2014	83,217
	600,000	6.875%, 04/25/2018	530,850
	500,000	7.75%, 05/14/2038	420,239
		Morgan Stanley Senior Unsecured Notes:
	800,000	5.625%, 01/09/2012	557,775
	125,000	6.625%, 04/01/2018	82,724
	75,000	National Bank of Hungary Yankee Debentures,
		8.875%, 11/01/2013 f	87,718
	871,000	National City Bank,
		6.20%, 12/15/2011	432,760
	859,000	Navigators Group Inc. Senior Unsecured Notes,
		7.00%, 05/01/2016	828,995
		Popular North America Inc.:
	475,000	5.65%, 04/15/2009	469,293
	1,000,000	4.70%, 06/30/2009	971,669
	100,000	Principal Financial Group (AU) Senior Notes,
		8.20%, 08/15/2009 (Acquired 09/16/2005; Cost $102,889) * f	101,415
	550,000	Principal Life Income Funding,
		5.100%, 04/15/2014	533,694
	1,400,000	Regions Financing Trust II,
		6.625%, 05/15/2047 (Callable 05/15/2027)	789,106
	380,000	Residential Capital LLC,
		9.625%, 05/15/2015 (Callable 05/15/2010) (Acquired 12/21/2006, 12/26/2006,
		and 09/29/2008; Cost $75,749, $302,405 and $20,431, respectively) *	91,200
	200,000	Santander Financial Issuances,
		6.375%, 02/15/2011 f	203,585
	1,100,000	Schwab Capital Trust I,
		7.50%, 11/15/2067 (Callable 11/15/2017)	908,039
	500,000	Sovereign Bank,
		8.75%, 05/30/2018	341,774
	1,200,000	Toll Road Inv. Part II, Series 1999B,
		0.000%, 02/15/2009 (Acquired 02/04/2008; Cost $1,177,877) * ^	1,185,516
	700,000	Travelers Companies, Inc.,
		6.25%, 03/15/2067	538,394
	100,000	UFJ Finance Aruba AEC,
		6.75%, 07/15/2013 f	104,851
	100,000	Unitrin, Inc. Senior Unsecured Notes,
		6.000%, 05/15/2017	83,975
	1,400,000	Washington Mutual Prefered Funding Trust III,
		6.895%, 12/31/2049 (Callable 06/15/2012) (Acquired 12/12/2007 and 02/05/2008;
		Cost $740,006 and $138,053) *	1,750
	375,000	Western Financial Bank,
		9.625%, 05/15/2012 (Callable 05/15/2009)	349,628
			24,725,387
	Industrial - 11.5%
	1,000,000	American Standard Inc.,
		8.25%, 06/01/2009	1,015,996
		AOL Time Warner, Inc.:
	300,000	7.625%, 04/15/2031	260,508
	95,000	7.70%, 05/01/2032	83,005
	250,000	AT&T Wireless Services, Inc. Senior Notes,
		8.75%, 03/01/2031	276,415
	431,341	Atlas Air, Inc. Pass-Thru Certificates,
		Series 2000-1, 8.707%, 01/02/2019	392,521
		Bunge Ltd. Finance Corporation Notes:
	150,000	5.35%, 04/15/2014	140,391
	200,000	5.10%, 07/15/2015	174,137
	375,000	Clear Channel Communications,
		4.50%, 01/15/2010	330,000
	500,000	Comcast Holdings Corporation,
		10.625%, 07/15/2012	543,761
		Continental Airlines, Inc. Pass-Thru Certificates:
	196,765	Series 2000-2, 8.312%, 10/02/2012	175,121
	59,165	Series 1997-4, 6.90%, 01/02/2018	52,066
	100,000	COX Communications Inc. Notes,
		7.875%, 08/15/2009	100,220
	750,000	CSX Corporation,
		6.25%, 04/01/2015	714,481
	200,000	Deutsche Telekom International Finance BV,
		8.25%, 06/15/2030 f	193,412
	250,000	Donnelley (R.R.) & Sons Co.,
		6.125%, 01/15/2017	218,123
	430,419	Federal Express Corporation Pass-Thru Certificates,
		Series B2, 7.11%, 01/02/2014	430,957
	500,000	First Data Corporation,
		9.875%, 09/24/2015 (Callable 09/30/2011) (Acquired 10/17/2007; Cost $481,372) *	392,500
	575,000	Fiserv, Inc.,
		6.125%, 11/20/2012	557,560
	575,000	Ford Motor Company Debentures,
		9.215%, 09/15/2021	273,125
	175,000	General Motors Nova Scotia Finance Company,
		6.85%, 10/15/2008 f	173,250
	150,000	Georgia Pacific Corporation,
		9.500%, 12/01/2011	148,500
	500,000	GTE Corporation,
		8.750%, 11/01/2021	511,757
	350,000	Hanson PLC Notes,
		6.125%, 08/15/2016 f	321,264
	350,000	Health Management Association,
		6.125%, 04/15/2016	280,000
	800,000	Humana, Inc.,
		7.20%, 06/15/2018	757,734
	225,000	Hutchison Whampoa International Limited,
		6.25%, 01/24/2014 (Acquired 06/23/2005 and 09/29/2008; Cost $157,690
		and $73,381, respectively) * f	214,479
		International Paper Company:
	1,000,000	4.25%, 01/15/2009	993,827
	825,000	7.40%, 06/15/2014	826,266
	300,000	Kraft Foods, Inc.,
		6.125%, 08/23/2018	280,124
	300,000	Martin Marietta Materials, Inc.,
		6.25%, 05/01/2037	224,138
	250,000	Nabors Industries, Inc.,
		6.15%, 02/15/2018 (Acquired 02/14/2008; Cost $249,800) *	238,354
	350,000	New York Telephone Company Debentures,
		8.625%, 11/15/2010	370,720
	50,000	Pactiv Corporation Senior Unsecured Notes,
		7.95%, 12/15/2025	51,185
	200,000	PCCW Capital II Ltd.,
		6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $199,066) * f	184,507
	100,000	PCCW -HKT Capital III Ltd.,
		5.25%, 07/20/2015 (Acquired 09/29/2008; Cost $83,120) * f	79,805
	75,000	Pearson Dollar Finance PLC,
		5.70%, 06/01/2014 (Acquired 09/29/2008, Cost $73,132) * f	72,446
	550,000	PEMEX Project Funding Master Trust,
		9.125%, 10/13/2010	588,500
	300,000	Plum Creek Timberlands,
		5.875%, 11/15/2015	279,646
	925,000	Rio Tinto Financial USA Ltd.,
		6.50%, 07/15/2018 f	874,688
	300,000	SK Telecom,
		6.625%, 07/20/2027 (Acquired 07/13/2007 and 09/29/2008; Cost $197,602
		and $100,544, respectively) * f	294,498
		Sprint Capital Corporation:
	550,000	6.90%, 05/01/2019	426,250
	300,000	8.75%, 03/15/2032	234,000
	250,000	Sungard Data Systems Inc. Notes,
		3.75%, 01/15/2009	246,875
	100,000	Sunoco, Inc. Senior Unsecured Notes,
		5.75%, 01/15/2017	94,753
	275,000	TCI Communications, Inc. Debentures,
		7.875%, 08/01/2013	285,771
	850,000	Telecom Italia Capital,
		7.20%, 07/18/2036 f	669,936
	300,000	Telefonica Emisiones, S.A.U.,
		6.421%, 06/20/2016 f	281,673
	92,000	Time Warner Companies, Inc.,
		6.875%, 06/15/2018	81,823
	25,000	Time Warner Entertainment Senior Notes,
		8.875%, 10/01/2012	26,189
	500,000	Transocean, Inc.,
		6.80%, 03/15/2038 f	458,753
	500,000	Tyco Electronics Group S.A.,
		7.125%, 10/01/2037 f	472,451
		Tyco International Group S.A.: f
	150,000	6.125%, 01/15/2009	150,499
	50,000	6.00%, 11/15/2013	48,995
		United AirLines, Inc. Pass-Thru Certificates:
	106,054	Series 2001-1, Class A-2, 6.201%, 09/01/2008	102,872
	176,473	Series 91A2, 10.02%, 03/22/2014	80,295
	73,583	Series 2000-2, Class C, 7.762%, 12/31/2049	63,649
	1,000,000	Unitedhealth Group, Inc. Senior Unsecured Notes,
		6.00%, 02/15/2018	904,611
	250,000	Univision Communication, Inc.,
		3.875%, 10/15/2008	247,500
	651,149	US Airways Pass-Thru Trust,
		Series 1998-1, 7.35%, 07/30/2019	524,175
	322,000	USX Corporation,
		9.125%, 01/15/2013	359,464
		Vale Overseas Limited: f
	100,000	8.25%, 01/17/2034	104,485
	125,000	6.875%, 11/21/2036	111,263
		Viacom, Inc.,
	150,000	7.70%, 07/30/2010	154,047
		Viacom, Inc. Senior Notes,
	150,000	6.25%, 04/30/2016	135,092
		Vodafone Group PLC: f
	400,000	5.50%, 06/15/2011	396,256
	500,000	6.15%, 02/27/2037	401,555
	500,000	Vulcan Materials,
		7.15%, 11/30/2037	439,567
	75,000	Wellpoint, Inc. Senior Unsecured Notes,
		5.950%, 12/15/2034	62,409
			21,655,195
	Mortgage Backed Securities - 34.3%
		Bank of America Alternative Loan Trust:
	169,199	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	155,301
	339,302	Series 2006-2, Class 6A1, 5.50%, 03/25/2021	308,991
	133,583	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	130,321
		Chase Mortgage Finance Corporation:
	93,955	Series 2003-S13, Class A11, 5.50%, 11/25/2033	92,601
	700,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	496,373
	118,542	Citicorp Mortgage Securities, Inc.,
		Series 2004-4, Class A5, 5.50%, 06/25/2034	114,863
		Citigroup Mortgage Loan Trust, Inc.:
	225,521	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	221,394
	331,522	Series 2005-9, Class 22A2, 6.00%, 11/25/2035	309,785
		Countrywide Alternative Loan Trust:
	1,078,663	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	1,009,427
	266,717	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	218,292
	1,000,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	892,055
	1,278,633	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,222,688
	136,922	CS First Boston Mortgage Securities Corporation,
		Series 2005-11, Class 5A1, 5.25%, 12/25/2020	134,057
	393,972	Deutsche Securities Inc. Mortgage,
		Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	329,783
	942,898	DLJ Commercial Mortgage Corporation,
		Series 1999-CG3, Class A1B, 7.34%, 10/10/2032	949,752
		Federal Gold Loan Mortgage Corporation (FGLMC):
	520,387	5.50%, 11/01/2017	529,495
	537,562	5.00%, 12/01/2020	535,032
	240,073	6.00%, 06/01/2021	244,536
	147,937	6.50%, 12/01/2028	153,245
	71,312	6.50%, 06/01/2029	73,826
		Federal Home Loan Mortgage Corporation (FHLMC):
	946,857	5.00%, 05/01/2021	942,401
	3,842,370	5.50%, 04/01/2037	3,825,014
	329,128	Series 3122, Class VA, 6.00%, 01/15/2017	339,035
	2,895,617	Series R010, Class VA, 5.50%, 04/15/2017	2,933,060
	1,934,300	Series R010, Class AB, 5.50%, 12/15/2019	1,948,281
	14,961	Series 1053, Class G, 7.00%, 03/15/2021	15,407
	33,451	Series 136, Class E, 6.00%, 04/15/2021	33,407
	300,000	Series 2673, Class NC, 5.50%, 05/15/2021	304,163
	246,943	Series 2804, Class VC, 5.00%, 07/15/2021	243,690
	28,985	Series 1122, Class G, 7.00%, 08/15/2021	29,973
	71,682	Series 1186, Class I, 7.00%, 12/15/2021	74,083
	174,516	Series 3132, Class MA, 5.50%, 12/15/2023	177,033
	128,805	Series 2598, Class QC, 4.50%, 06/15/2027	128,860
		Federal National Mortgage Association (FNMA):
	221,759	5.00%, 02/01/2018	222,766
	156,270	5.00%, 10/01/2018	156,784
	154,649	5.00%, 11/01/2018	155,158
	1,038,096	5.50%, 03/01/2023	1,042,650
	770,449	5.50%, 07/01/2023	773,829
	1,052,521	5.50%, 12/01/2023	1,057,139
	269,640	6.00%, 03/01/2026	274,051
	1,476,162	5.00%, 05/01/2028	1,448,540
	115,465	6.50%, 09/01/2028	119,593
	228,341	6.50%, 02/01/2029	236,504
	190,550	5.50%, 01/01/2032	190,821
	1,952,196	5.50%, 04/01/2034	1,952,528
	193,979	5.50%, 02/01/2035	193,830
	3,275,580	5.50%, 02/01/2035	3,273,067
	8,982,224	5.50%, 04/01/2036	8,969,721
	1,871,279	6.00%, 08/01/2037	1,879,462
	13,786	Series 1989-94, Class G, 7.50%, 12/25/2019	14,635
	59,923	Series 1990-15, Class J, 7.00%, 02/25/2020	63,095
	11,970	Series 1991-21, Class J, 7.00%, 03/25/2021	12,485
	223,929	Series 1991-43, Class J, 7.00%, 05/25/2021	234,421
	285,080	Series 1991-65, Class Z, 6.50%, 06/25/2021	296,010
	442,272	Series 1992-129, Class L, 6.00%, 07/25/2022	454,360
	1,308,176	Series 2003-33, Class LD, 4.25%, 09/25/2022	1,295,616
	87,769	Series 1993-32, Class H, 6.00%, 03/25/2023	88,836
	462,105	Series 1993-58, Class H, 5.50%, 04/25/2023	467,796
	194,393	Series 2003-31, Class KG, 4.50%, 12/25/2028	195,228
	2,300,000	Series 2002-85, Class PD, 5.50%, 05/25/2031	2,312,058
	39,826	Series 2003-44, Class AB, 3.75%, 05/25/2033	37,743
	918,676	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	892,395
	775,306	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	734,820
	1,500,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	1,386,981
		First Horizon Alternative Mortgage Securities:
	250,929	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	236,118
	2,134,640	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	1,819,209
	825,000	First Union National Bank Commercial Mortgage Securities Inc.,
		Series 2001-C4, Class A2, 6.223%, 12/12/2033	820,398
		GE Capital Commercial Mortgage Corporation:
	698,302	Series 2003-2, Class PB, 5.50%, 03/20/2032	706,262
	761,282	Series 2000-1, Class A2, 6.496%, 01/15/2033	764,415
	1,300,000	Series 2003-C2, Class A4, 5.145%, 07/10/2037	1,223,387
	600,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	557,424
	1,500,000	GMAC Commercial Mortgage Securities, Inc.,
		Series 2003-C1, Class A2, 4.079%, 05/10/2036	1,370,360
		Government National Mortgage Association (GNMA):
	130,834	6.00%, 12/20/2028	133,427
	48,501	6.50%, 01/20/2029	49,865
	126,679	6.00%, 11/20/2033	128,702
	1,710,900	J.P. Morgan Alternative Loan Trust,
		Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	1,553,178
		J.P. Morgan Mortgage Trust:
	600,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	418,809
	700,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037	522,548
		Master Alternative Loans Trust:
	867,336	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	817,735
	525,598	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	507,237
	171,527	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	151,265
	1,262,296	Salomon Brothers Mortgage Securities VII,
		Series 2000-C2, Class A2, 7.455%, 07/18/2033	1,276,985
	1,250,000	Wachovia Bank Commercial Mortgage Trust,
		Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,169,242
		Washington Mutual, Inc. Pass-Thru Certificates:
	324,989	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	306,404
	589,500	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	572,547
	193,641	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	181,720
	124,412	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	121,492
			64,957,875
	Taxable Municipal Bonds - 0.7%
	1,400,000	Tobacco Settlement Authority Iowa,
		6.50%, 06/01/2023	1,199,380
	177,823	Tobacco Settlement Financing Corporation,
		Series 2001-A, Class A, 6.36%, 05/15/2025	172,423
			1,371,803
	Utilities - 3.6%
	300,000	Appalachian Power Company Senior Unsecured Notes,
		6.70%, 08/15/2037	270,230
	165,000	Cilcorp Inc. Senior Notes,
		8.70%, 10/15/2009	174,488
	200,000	Commonwealth Edison,
		5.40%, 12/15/2011	195,536
	500,000	Enel Finance International,
		6.80%, 09/15/2037 (Acquired 09/13/2007 and 09/29/2008; Cost $398,940 and
		$99,957, respectively) * f	490,798
	150,000	Energy Transfer Partners,
		5.65%, 08/01/2012	145,780
	75,000	Exelon Corporation Senior Unsecured Notes,
		5.625%, 06/15/2035	58,174
	1,000,000	FPL Group Capital, Inc.,
		7.30%, 09/01/2067 (Callable 09/01/2017)	880,770
		Kinder Morgan Energy Partners Senior Notes:
	100,000	6.50%, 02/01/2037	80,829
	250,000	6.95%, 01/15/2038	214,255
	300,000	Kinder Morgan Finance,
		5.70%, 01/05/2016 f	258,000
	65,558	Kiowa Power Partners LLC,
		4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $68,106) *	65,322
	65,000	Korea Electric Power Corporation,
		6.75%, 08/01/2027 f	64,663
	100,000	National Grid PLC, Senior Unsecured Notes,
		6.30%, 08/01/2016 f	95,390
	100,000	National Rural Utilities Senior Unsecured Notes,
		7.25%, 03/01/2012	103,809
	900,000	Nisource Finance Corporation,
		5.40%, 07/15/2014	825,308
	625,000	ONEOK, Inc. Senior Notes,
		7.125%, 04/15/2011	633,594
	50,000	Pacific Gas & Electric Company 1st Mortgage,
		6.05%, 03/01/2034	44,134
	400,000	Pepco Holdings, Inc.,
		6.125%, 06/01/2017	371,987
	200,000	PPL Energy Supply LLC, Senior Unsecured Notes,
		6.20%, 05/15/2016	184,826
	100,000	PPL Energy Supply LLC, Bonds Series A,
		5.70%, 10/15/2015	90,932
	200,000	PSE&G Energy Holdings LLC Senior Notes,
		8.50%, 06/15/2011	202,461
	500,000	Public Service Company of New Mexico,
		7.95%, 05/15/2018	471,955
	285,018	RGS (I&M) Funding Corporation Debentures,
		9.82%, 12/07/2022	324,633
	300,000	Southern Natural Gas,
		5.90%, 04/01/2017 (Acquired 03/14/2007, Cost $299,502) *	265,498
		Williams Cos. Inc. Notes:
	175,000	7.125%, 09/01/2011	172,375
	200,000	7.875%, 09/01/2021	200,000
			6,885,747
	U.S. Government Agency Issues - 12.0%
	21,300,000	Federal National Mortgage Association (FNMA),
		6.00%, 05/15/2011	22,738,772
			22,738,772
	U.S. Treasury Obligations - 12.1%
	19,025,000	U.S. Treasury Bond,
		6.25%, 08/15/2023	22,843,375
		Total Long-Term Investments (Cost $190,364,556)	179,357,076
	Shares
	SHORT TERM INVESTMENTS - 3.7%
	Money Market Fund - 3.7%
	7,018,598	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	7,018,598
		TOTAL SHORT-TERM INVESTMENTS (Cost $7,018,598)	7,018,598

	Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 26.5%
	Certificates of Deposit - 6.9%
	1,878,127	Abbey National Treasury Service, Series YCD1, 2.98%, 02/20/09	$1,843,776
	1,325,737	American Express Bank LTD, 2.89%, 12/08/08	1,321,441
	1,878,127	Barclays Bank, 3.3615%, 03/16/09	1,877,113
		Natixis Bank of New York, Series YCD1:
	1,325,737	7.85%, 02/18/09	1,301,820
	1,104,780	7.85%, 06/30/09	1,107,830
		Royal Bank of Scotland Group PLC:
	1,104,780	2.82%, 12/11/08	1,100,892
	1,657,171	2.9944%, 05/06/09	1,654,055
		Societe Generale of New York, Series YCD1:
	1,104,780	2.82%, 12/03/08	1,101,311
	552,390	2.0625%, 02/20/09	546,712
	1,104,780	UBS AG Stamford, 2.87%, 12/04/08	1,101,356
			12,956,306
	Commercial Paper - 4.7%
	1,104,780	Allied Irish Banks PLC, 3.0517%, 12/12/08	1,096,064
	1,104,780	Barton Capital Corporation, 2.7188%, 12/03/08	1,097,135
	1,104,780	Fairway Finance Corporation, 2.7669%, 11/21/08	1,098,638
	1,325,737	Falcon Asset SC Corporation, 2.7181%, 12/09/08	1,315,714
	1,193,163	Govco LLC, 144A, 2.7287%, 12/12/08	1,183,749
	1,104,780	International Lease Finance Corp., 3.0734%, 10/20/08	1,102,328
	969,462	KKR Atlantic Funding Trust, 3.0588%, 03/25/09 #	969,462
	1,104,780	Market Street FNDG Corporation, 2.8195%, 11/03/08	1,100,759
			8,963,849
	Corporate Bonds and Notes - 2.3%
		Allstate Life GL:
	1,215,259	3.0575%, 03/20/09	1,214,311
	552,390	3.4538%, 07/21/09	552,390
	1,104,780	Svenska Handelsbanken, 3.0013%, 02/06/09	1,104,007
	1,657,171	Wachovia Bank NA, 3.0013%, 05/01/09	1,540,174
			4,410,882
	Government Agencies - 1.6%
	3,093,385	Federal Home Loan Banks, 2.115%, 03/02/09	3,095,118
			3,095,118
	Shares
	Money Market Mutual Funds - 11.0%
	17,124,097	Mount Vernon Prime Portfolio	17,124,097
	3,625,161	Reserve Primary Fund #	3,581,659
			20,705,756
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $50,175,413)	50,131,911
		Total Investments (Cost $247,558,567) - 125.0	236,507,585
		Other Liabilities in Excess of Assets - (25.0)%	(47,368,508)
		TOTAL NET ASSETS - 100.0%	$189,139,077

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
@	Security in Default

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securties.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 24,142,695
Level 2 - Other significant observable inputs	208,783,231
Level 3 - Significant unobservable inputs	3,581,659
Total	$ 236,507,585

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$ 1,107,921
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(43,502)
Net purchases (sales/paydowns)	—
Transfers in and / or out of Level 3 *	2,517,240
Balance as of 09/30/2008	$ 3,581,659

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount		Value
	LONG-TERM INVESTMENTS - 97.4%
	Asset Backed Securities - 9.9%
	$54,082	Bombardier Capital Mortgage Securitization,
		Series 1998-A, Class A3, 6.23%, 04/15/2028	$53,813
	700,000	Capital Auto Receivables Asset Trust,
		Series 2006-SN1A, Class A4B, 3.30%, 03/20/2010	696,913
		(Acquired 09/29/2008; Cost $697,709) *
	547,066	CitiFinancial Mortgage Securities, Inc.,
		Series 2004-1, Class AF2, 2.645%, 04/25/2034	528,123
	1,000,000	Continental Airlines, Inc.,
		Series 1998-3, Class A2, 6.32%, 11/01/2008	997,500
		Countrywide Asset-Backed Certificates:
	1,500,000	Series 2006-S7, Class A2, 5.571%, 11/25/2035	1,007,745
	1,153,000	Series 2005-12, Class 1A2, 4.847%, 02/25/2036	1,143,566
	1,220,425	Series 2005-13, Class AF2, 5.294%, 04/25/2036	1,213,543
	2,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	1,912,654
	1,245,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	1,070,106
	1,500,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	1,248,528
	1,173,040	Credit Based Asset Servicing and Securities,
		Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	1,110,118
		Discover Card Master Trust I,
	550,000	Series 2003-4, Class A1, 4.346%, 05/15/2011	549,181
	1,225,000	Series 2005-2, Class A, 4.266%, 04/17/2012	1,208,696
	778,923	Ford Credit Auto Owner Trust,
		Series 2005-B, Class A4, 4.38%, 01/15/2010	778,003
	3,441,003	GMAC Mortgage Corporation Loan Trust,
		Series 2005-HE3, Class A2, 3.526%, 02/25/2036	2,388,056
		Green Tree Financial Corporation:
	62,240	Series 1998-2, Class A5, 6.24%, 11/01/2016	59,733
	151,488	Series 1996-3, Class A5, 7.35%, 05/15/2027	152,102
	693,770	Series 1998-3, Class A5, 6.22%, 03/01/2030	609,755
	162,951	Series 1999-3, Class A6, 6.50%, 02/01/2031	162,676
	553,683	Merrill Lynch Mortgage Investors Inc.,
		Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	475,271
	2,000,000	Renaissance Home Equity Loan Trust,
		Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,717,727
	354,258	Residential Asset Mortgage Products, Inc.,
		Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	329,092
			19,412,901
	Financial - 29.7%
		American General Finance Corporation Notes:
	1,099,000	8.45%, 10/15/2009	768,970
	1,000,000	4.00%, 03/15/2011	391,628
	1,000,000	Ameriprise Financial, Inc.,
		5.35%, 11/15/2010	982,437
	1,225,000	Amvescap PLC,
		5.625%, 04/17/2012 f	1,166,245
	820,000	Axa Financial, Inc.,
		7.75%, 08/01/2010	840,876
	1,130,000	Banco Santander Central Hispano,
		7.625%, 11/03/2009 f	1,140,871
	2,000,000	Bank of Hawaii,
		6.875%, 03/01/2009	2,012,008
	500,000	Bank of Ireland,
		2.863%, 12/18/2009 f	495,198
	250,000	Bank Tokyo - Mitsubishi UFJ Ltd.,
		8.40%, 04/15/2010 f	263,395
	251,000	Bank United Notes,
		8.00%, 03/15/2009	314
	383,000	Bayerische Landesbank Yankee Deposit Notes,
		5.65%, 02/01/2009 f	384,357
	500,000	Charles Schwab Corporation Senior Notes,
		8.05%, 03/01/2010	509,655
		Cit Group, Inc. Senior Notes:
	2,000,000	4.25%, 02/01/2010	1,318,200
	250,000	4.75%, 12/15/2010	162,812
		Citifinancial Debentures:
	1,000,000	10.00%, 12/01/2008	997,381
	375,000	10.00%, 05/15/2009	372,309
		Compass Bank Subordinated Notes:
	1,000,000	6.45%, 05/01/2009	996,532
	850,000	8.10%, 08/15/2009	851,237
	388,000	Corestates Capital Trust I,
		8.00%, 12/15/2026 (Acquired 01/26/2006 and 05/31/2006; Cost	248,142
		$206,379 and $193,996) *
	1,000,000	Countrywide Home Loans Notes,
		4.125%, 09/15/2009	919,699
	1,000,000	Daimler Finance NA LLC, Series E,
		5.75%, 05/18/2009	1,000,956
	370,000	ERAC USA Finance Company,
		5.30%, 11/15/2008 (Acquired 07/14/2008; Cost $369,655) *	369,368
	175,000	Export-Import Bank Korea Notes,
		4.625%, 03/16/2010 f	170,552
	1,000,000	First Empire Capital Trust I,
		8.234%, 02/01/2027 (Callable 12/01/2008)	931,807
	1,500,000	First Hawaiian Capital Trust I, Series B,
		8.343%, 07/01/2027	1,562,572
	1,500,000	First National Bank of Omaha Subordinated Notes,
		7.32%, 12/01/2010	1,602,000
	500,000	First Tennessee Bank,
		5.316%, 12/08/2008	496,101
	800,000	First Union Capital, Series A,
		7.935%, 01/15/2027 (Callable 12/01/2008)	507,764
	1,475,000	GE Global Insurance Holding Corp.,
		7.50%, 06/15/2010	1,476,652
	315,000	Genworth Financial, Inc.,
		4.75%, 06/15/2009	261,135
	273,000	Goldman Sachs Group, Inc. Senior Unsubordinated Notes,
		7.80%, 01/28/2010	262,430
	1,500,000	HSBC USA Capital Trust II,
		8.38%, 05/15/2027 (Callable 12/01/2008) (Acquired 11/06/2007;	1,345,348
		Cost $1,554,686) *
	1,300,000	Huntington National Bank Notes,
		8.00%, 04/01/2010	1,304,491
	2,000,000	Istar Financial, Inc., Series B,
		4.875%, 01/15/2009	1,200,000
	600,000	Korea Development Bank Notes,
		3.875%, 03/02/2009 f	596,048
	2,500,000	M&I Marshall & Ilsley Bank,
		2.93%, 06/16/2010	2,313,577
	2,000,000	Marsh & McLennan Companies, Inc.,
		7.125%, 06/15/2009	2,007,534
	2,671,000	MBNA Capital, Series A,
		8.278%, 12/01/2026 (Callable 12/01/2008)	2,395,182
		Merrill Lynch & Co.:
	720,000	4.831%, 10/27/2008	718,169
	1,500,000	4.966%, 05/12/2010	1,446,839
	1,020,000	Mony Group, Inc.,
		8.35%, 03/15/2010	1,064,871
		Morgan Stanley:
	886,000	8.00%, 06/15/2010	708,858
	170,000	6.60%, 04/01/2012	123,485
	1,560,000	National Australia Bank Ltd. Subordinated Notes, Series A,
		8.60%, 05/19/2010 f	1,633,304
	245,000	National City Corporation,
		5.75%, 02/01/2009	149,864
	720,000	NB Capital Trust IV,
		8.25%, 04/15/2027 (Callable 12/01/2008)	693,018
	1,000,000	North Fork Capital Trust II,
		8.00%, 12/15/2027 (Callable 12/01/2008)	850,280
	1,433,000	PNC Financial Services Subordinated Notes,
		9.65%, 06/15/2009	1,482,868
	1,050,000	PNC Funding Corporation,
		6.125%, 02/15/2009	1,049,813
	1,965,000	Popular North America, Inc.,
		4.70%, 06/30/2009	1,909,330
	1,500,000	Premium Asset Senior Notes,
		4.125%, 03/12/2009 (Acquired 05/10/2007; Cost $1,484,738) * #	750,000
	500,000	Principal Financial Group Notes,
		8.20%, 08/15/2009 (Acquired 05/14/2008; Cost $516,363) * f	507,072
	700,000	Reliastar Financial Corporation,
		6.50%, 11/15/2008	701,520
	455,000	Republic New York Corporation Subordinated Notes,
		9.70%, 02/01/2009	455,811
	1,050,000	Residential Capital LLC,
		8.50%, 05/15/2010 (Acquired 09/08/2006 and 08/21/2007; Cost $600,447	577,500
		and $402,261) *
	550,000	Santander Financial Issuances,
		6.375%, 02/15/2011 f	559,859
	1,724,000	Sovereign Bancorp,
		4.80%, 09/01/2010	1,361,012
	2,400,000	Toll Road Inv. Part II, Series 1999B,
		0.00%, 02/15/2009 (Acquired 02/04/2008; Cost $2,355,757) * ^	2,371,032
	1,500,000	Travelers Companies, Inc., Series C,
		6.38%, 12/15/2008	1,501,195
	1,000,000	Union Planters Corporation Subordinated Notes,
		7.75%, 03/01/2011	932,986
	850,000	Unum Group,
		5.859%, 05/15/2009	858,900
	1,419,000	Washington Mutual, Inc. Subordinated Notes,
		8.25%, 04/01/2010 @	234,135
	1,175,000	Western Financial Bank Subordinated Debentures,
		9.625%, 05/15/2012 (Callable 05/15/2009)	1,095,500
			58,363,004
	Industrial - 18.4%
	1,500,000	American Standard Inc.,
		8.25%, 06/01/2009	1,523,994
	610,000	Anadarko Petroleum Corp.,
		3.21875%, 09/15/2009 (Callable 12/01/2008)	602,817
	150,000	BellSouth Telecommunication Debentures,
		5.875%, 01/15/2009	150,795
	605,000	British Sky Broadcasting PLC,
		8.20%, 07/15/2009 f	622,049
	2,225,000	British Telecom PLC Notes,
		8.625%, 12/15/2010 f	2,325,481
	1,550,000	Bunge Limited Finance Corporation,
		4.375%, 12/15/2008	1,547,680
	500,000	Clear Channel Communications, Senior Notes,
		7.65%, 09/15/2010	450,000
	950,000	Comcast Cable Communications, Inc. Notes,
		6.20%, 11/15/2008	950,476
	500,000	Comcast Holdings Corporation,
		10.625%, 07/15/2012	543,762
	725,000	Computer Sciences Corporation Senior Notes,
		7.375%, 06/15/2011	751,246
		COX Communications Inc. Notes:
	1,000,000	3.875%, 10/01/2008	1,000,000
	1,581,000	7.875%, 08/15/2009	1,584,486
	2,105,000	Deutsche Telekom International Finance BV,
		8.00%, 06/15/2010 f	2,185,158
	1,625,000	Developers Diversified Realty Corp.,
		3.875%, 01/30/2009	1,598,998
	662,000	Devon Energy Corporation Debentures,
		10.125%, 11/15/2009	689,738
	1,500,000	Donnelley (R.R.) & Sons Co.,
		3.75%, 04/01/2009	1,478,954
	500,000	Fiserv, Inc.,
		6.125%, 11/20/2012	484,835
	2,000,000	Home Depot, Inc.,
		3.75%, 09/15/2009	1,953,356
	675,000	International Paper Company Notes,
		4.00%, 04/01/2010	654,946
	500,000	Martin Marietta Materials, Inc.,
		5.875%, 12/01/2008	499,275
	1,250,000	Masco Corporation,
		5.75%, 10/15/2008	1,249,778
	1,000,000	New York Telephone Company,
		6.125%, 01/15/2010	1,006,750
	1,400,000	PEMEX Project Funding Master Trust,
		9.125%, 10/13/2010	1,498,000
	1,770,000	Republic Services, Inc.,
		7.125%, 05/15/2009	1,781,181
	1,500,000	Sprint Capital Corporation Notes,
		6.375%, 05/01/2009	1,470,000
	1,000,000	Telecom Italia Capital,
		4.00%, 01/15/2010 f	970,990
	800,000	Tyco International Group SA,
		6.125%, 11/01/2008 f	801,128
	157,117	United AirLines, Inc. Pass-Thru Certificates,
		Series 2001-1, Class A-2, 6.201%, 09/01/2008	152,404
	1,825,000	Viacom, Inc. Senior Notes,
		7.70%, 07/30/2010	1,874,237
		Vodafone Group PLC: f
	1,105,000	7.75%, 02/15/2010	1,138,901
	1,000,000	5.50%, 06/15/2011	990,640
		Waste Management, Inc.:
	550,000	6.50%, 11/15/2008	551,054
	200,000	6.875%, 05/15/2009	200,570
	910,000	7.65%, 03/15/2011	966,966
			36,250,645
	Mortgage Backed Securities - 20.8%
	796,400	Bank of America Alternative Loan Trust,
		Series 2003-4, Class 2A1, 5.00%, 06/25/2018	761,342
	559,237	Chase Commercial Mortgage Securities Corporation,
		Series 1999-2, Class A2, 7.198%, 01/15/2032	563,863
	1,693,551	Chase Mortgage Finance Corporation,
		Series 2005-A1, Class 2A2, 5.237%, 12/25/2035	1,556,747
		Citicorp Mortgage Securities, Inc.:
	226,499	Series 2003-11, Class 2A8, 5.50%, 12/25/2033	223,467
	668,288	Series 2004-3, Class A2, 5.25%, 05/25/2034	651,989
	388,662	Series 2004-4, Class A2, 5.25%, 06/25/2034	374,022
		Countrywide Alternative Loan Trust:
	1,176,060	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,100,276
	2,601,778	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	2,497,739
	775,659	Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	667,246
	1,217,746	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,164,465
	384,936	Credit Suisse First Boston Mortgage Securities Corporation,
		Series 1998-C2, Class A2, 6.30%, 11/15/2030	384,671
		Deutsche Alternative Securities Inc. Mortgage:
	558,243	Series 2003-3, Class 2A5, 5.00%, 10/25/2033	556,080
	1,481,328	Series 2005-4, Class A2, 5.05%, 09/25/2035	1,457,372
	3,064,417	DLJ Commercial Mortgage Corporation,
		Series 1999-CG3, Class A1B, 7.34%, 10/10/2032	3,086,693
		Federal Home Loan Mortgage Corporation (FHLMC):
	51,774	Series 2548, Class HA, 4.50%, 01/15/2010	51,880
	487,181	Series 2835, Class VK, 5.50%, 11/15/2012	495,542
	760,095	Series 3033, Class LU, 5.50%, 03/15/2013	776,465
	2,164,056	Series 3124, Class VP, 6.00%, 06/15/2014	2,231,893
	2,768,599	Series R014, Class AL, 5.50%, 10/15/2014	2,802,357
	268,700	Series 2789, Class VM, 5.50%, 04/15/2015	273,708
	889,815	Series 2390, Class PW, 6.00%, 04/15/2015	897,305
	1,429,431	Series 2857, Class VA, 5.00%, 09/15/2015	1,437,348
	142,673	Series 2541, Class JB, 5.00%, 02/15/2016	143,732
	44,895	Series 5, Class B, 3.20%, 05/15/2019	44,662
	485,080	Series 2970, Class DA, 5.50%, 01/15/2023	493,365
		Federal National Mortgage Association (FNMA):
	478,933	5.50%, 07/01/2015	487,410
	766,051	Series 2003-27, Class OJ, 5.00%, 07/25/2015	770,144
	855,759	Series 2003-24, Class LC, 5.00%, 12/25/2015	861,171
	665,663	Series 2006-B1 - Class AB, 6.00%, 06/25/2016	675,857
	1,597,697	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	1,551,991
	4,200,000	Series 2004-W10, Class A24, 5.00%, 08/25/2034	4,169,359
	1,982,819	J.P. Morgan Alternative Loan Trust,
		Series 2006-S2, Class A2, 5.81%, 05/25/2036	1,974,988
	914,143	Residential Accredit Loans Inc.,
		Series 2003-QS17, Class CB3, 5.50%, 09/25/2033	909,873
		Salomon Brothers Mortgage Securities VII:
	1,523,376	Series 2000-C1, Class A2, 7.52%, 12/18/2009	1,537,303
	957,891	Series 2001-C2, Class A3, 6.50%, 10/13/2011	959,833
	1,136,066	Series 2000-C2, Class A2, 7.455%, 07/18/2033	1,149,286
		Washington Mutual, Inc. Pass-Thru Certificates:
	552,384	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	532,836
	497,649	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	485,970
			40,760,250
	Taxable Municipal Bonds - 2.0%
	455,782	Educational Enhancement Funding Corporation,
		6.72%, 06/01/2025	450,531
	470,000	Missouri State Housing Development Revenue Bond,
		5.74%, 03/01/2037	473,234
	1,500,000	Pennsylvania State Turnpike Commission,
		5.29%, 10/15/2009	1,516,665
	265,000	Redding California Redevelopment Agency Tax Allocation,
		6.00%, 09/01/2010	265,941
	255,000	Richmond Joint Powers Financing Authority Tax Allocation,
		7.35%, 09/01/2010	258,896
	350,000	Sales Tax Asset Receivable Revenue Bond,
		3.60%, 10/15/2008	350,136
	571,574	Tobacco Settlement Financing Corporation,
		Series 2001A, Class A, 6.36%, 05/15/2025	554,216
			3,869,619
	Utilities - 5.1%
	1,000,000	Baltimore Gas & Electric Company Notes,
		5.78%, 10/01/2008	1,000,000
	940,000	Cilcorp Inc. Senior Notes,
		8.70%, 10/15/2009	994,050
	1,000,000	Constellation Energy Group Inc. Senior Notes,
		6.125%, 09/01/2009	987,820
	1,000,000	Kinder Morgan Energy Partners Senior Notes,
		6.30%, 02/01/2009	998,681
	1,000,000	NiSource Finance Corporation,
		7.875%, 11/15/2010	1,028,509
	1,000,000	Pepco Holdings Senior Notes,
		6.246%, 06/01/2010 (Callable 12/01/2008)	986,031
	2,350,000	PPL Capital Funding Trust I, Series A,
		4.33%, 03/01/2009	2,341,580
	389,000	PSE&G Power LLC,
		3.75%, 04/01/2009	388,463
	1,300,000	Williams Cos, Inc.,
		6.375%, 10/01/2010 (Acquired 10/01/2010; Cost $1,311,980) *	1,274,000
			9,999,134
	U.S. Government Agency Issues - 10.2%
		Federal National Mortgage Association (FNMA):
	2,800,000	6.00%, 05/15/2011	2,989,135
	17,200,000	3.625%, 02/12/2013	17,026,211
			20,015,346
	U.S. Treasury Obligations - 1.3%
	2,500,000	U.S. Treasury Note,
		4.125%, 08/31/2012	2,637,890
		Total Long-Term Investments (Cost $182,587,627)	191,308,789
	Shares
	SHORT-TERM INVESTMENTS - 2.0%
	Money Market Fund - 2.0%
	3,836,985	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	3,836,985
		Total Short-Term Investments (Cost $3,836,985)	3,836,985

	Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 2.5%
	Certificates of Deposit - 0.4%
	101,883	Abbey National Treasury Service, Series YCD1, 2.98%, 02/20/09	100,020
	71,918	American Express Bank LTD, 2.89%, 12/08/08	71,685
	101,883	Barclays Bank, 3.3615%, 03/16/09	101,828
		Natixis Bank of New York, Series YCD1:
	71,918	7.85%, 02/18/09	70,620
	59,931	7.85%, 06/30/09	60,097
		Royal Bank of Scotland Group PLC:
	59,931	2.82%, 12/11/08	59,720
	89,897	2.9944%, 05/06/09	89,728
		Societe Generale of New York, Series YCD1:
	59,931	2.82%, 12/03/08	59,743
	29,966	2.0625%, 02/20/09	29,658
	59,931	UBS AG Stamford, 2.87%, 12/04/08	59,746
			702,845

	Commercial Paper - 0.8%
	59,931	Allied Irish Banks NA, 3.0517%, 12/12/08	59,459
	59,931	Barton Capital Corporation, 2.7188%, 12/03/08	59,517
	59,931	Fairway Finance Corporation, 2.7669%, 11/21/08	59,598
	71,918	Falcon Asset SC Corporation, 2.7181%, 12/09/08	71,374
	64,726	Govco LLC, 144A, 2.7287%, 12/12/08	64,215
	59,931	International Lease Finance Corp., 3.0734%, 10/20/08	59,798
	1,238,312	KKR Atlantic Funding Trust, 3.0588%, 03/25/09 #	1,238,312
	59,931	Market Street FNDG Corporation, 2.8195%, 11/03/08	59,713
			1,671,986
	Corporate Bonds and Notes - 0.1%
		Allstate Life GL:
	65,925	3.0575%, 03/20/09	65,873
	29,966	3.4538%, 07/21/09	29,966
	59,931	Svenska Handelsbanken, 3.0013%, 02/06/09	59,890
	89,897	Wachovia Bank NA, 3.0013%, 05/01/09	83,550
			239,279
	Government Agencies - 0.1%
	167,808	Federal Home Loan Banks, 2.115%, 03/02/09	167,902
			167,902
	Shares
	Money Market Mutual Funds - 1.1%
	928,938	Mount Vernon Prime Portfolio	928,938
	1,270,669	Reserve Primary Fund #	1,255,421
			2,184,359
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $4,981,619)	4,966,371
		Total Investments (Cost $211,244,060) - 101.9%	200,112,145
		Liabilities in Excess of Other Assets - (1.9)%	(3,635,352)
		TOTAL NET ASSETS - 100.0%	$196,476,793

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
@	Security in Default

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 4,765,923
Level 2 - Other significant observable inputs	193,340,801
Level 3 - Significant unobservable inputs	2,005,421
Total	$ 200,112,145

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$ 1,415,168
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(765,248)
Net purchases (sales/paydowns)	—
Transfers in and / or out of Level 3 *	1,355,501
Balance as of 09/30/08	$ 2,005,421

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird LargeCap Fund
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares		Value
		COMMON STOCKS - 97.4%
		Aerospace & Defense - 2.0%
	10,650	Honeywell International, Inc.	$442,507
		Air Freight & Logistics - 1.0%
	4,475	C.H. Robinson Worldwide, Inc.	228,046
		Auto Components - 2.1%
	15,202	Johnson Controls, Inc.	461,077
		Biotechnology - 4.1%
	5,800	Celgene Corp.*	367,024
	12,002	Gilead Sciences, Inc.*	547,051
			914,075
		Capital Markets - 5.1%
	6,494	Northern Trust Corporation	468,867
	5,489	State Street Corporation	312,214
	6,500	T. Rowe Price Group, Inc.	349,115
			1,130,196
		Chemicals - 4.6%
	11,868	Ecolab, Inc.	575,836
	6,107	Praxair, Inc.	438,116
			1,013,952
		Communications Equipment - 7.8%
	25,409	Cisco Systems, Inc.*	573,227
	29,473	Corning Incorporated*	460,958
	9,125	Harris Corporation	421,575
	4,050	Research In Motion Limited* f	276,615
			1,732,375
		Computers & Peripherals - 4.6%
	5,299	Apple Computer, Inc.*	602,284
	7,300	Dell Inc.*	120,304
	16,093	NetApp, Inc.*	293,376
			1,015,964
		Diversified Consumer Services - 1.0%
	3,600	Apollo Group Incorporated - Class A*	213,480
		Electrical Equipment - 2.2%
	11,780	Emerson Electric Company	480,506
		Electronic Equipment & Instruments - 2.4%
	18,077	Agilent Technologies, Inc.*	536,164
		Energy Equipment & Services - 6.2%
	10,225	Cameron International Corporation*	394,072
	4,678	Schlumberger Limited f	365,305
	2,654	Transocean Inc.* f	291,515
	12,676	Weatherford International Ltd.* f	318,675
			1,369,567
		Food & Staples Retailing - 4.1%
	6,228	Costco Wholesale Corp.	404,384
	9,675	Safeway Inc.	229,491
	8,971	Sysco Corporation	276,576
			910,451
		Health Care Equipment & Supplies - 3.2%
	4,375	Baxter International, Inc.	287,131
	22,152	Hologic, Inc.*	428,198
			715,329
		Health Care Providers & Services - 1.0%
	3,050	Express Scripts, Inc.*	225,151
		Insurance - 0.8%
	4,113	Principal Financial Group, Inc.	178,874
		Internet Software & Services - 0.6%
	7,525	Akamai Technologies, Inc.*	131,236
		IT Services - 5.3%
	21,063	Iron Mountain Incorporated*	514,148
	26,715	Western Union Company	659,059
			1,173,207
		Life Science Tools & Services - 1.8%
	7,350	Thermo Fisher Scientific, Inc.*	404,250
		Machinery - 6.3%
	7,355	Danaher Corporation	510,437
	4,995	Illinois Tool Works, Inc.	222,028
	9,289	ITT Industries, Inc.	516,561
	2,975	Joy Global Inc.	134,292
			1,383,318
		Media - 2.1%
	15,400	The Walt Disney Co.	472,626
		Multiline Retail - 4.6%
	11,609	Kohl's Corporation*	534,943
	9,597	Target Corporation	470,733
			1,005,676
		Oil & Gas - 1.5%
	10,549	Southwestern Energy Company*	322,166
		Personal Products - 2.2%
	11,897	Avon Products, Inc.	494,558
		Pharmaceuticals - 3.3%
	12,481	Abbott Laboratories	718,656
		Semiconductor & Semiconductor Equipment - 3.5%
	24,375	Applied Materials, Inc.	368,794
	18,938	Texas Instruments Incorporated*	407,167
			775,961
		Software - 8.4%
	15,394	Adobe Systems, Incorporated*	607,601
	4,750	Citrix Systems, Inc.*	119,985
	13,749	Electronic Arts Inc.*	508,576
	23,654	Microsoft Corporation	631,325
			1,867,487
		Specialty Retail - 3.6%
	16,950	Lowe's Companies, Inc.	401,545
	17,800	Staples, Inc.	400,500
			802,045
		Trading Companies & Distributors - 2.0%
	9,016	Fastenal Company	445,300

		TOTAL COMMON STOCKS (Cost $21,811,835)	21,564,200

		SHORT-TERM INVESTMENTS - 1.6%
		Money Market Fund - 1.6%
	341,640	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	341,640
		TOTAL SHORT-TERM INVESTMENTS (Cost $341,640)	341,640

	Principal Amount
		INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
		SECURITIES LENDING - 38.1%
		Certificates of Deposit - 9.8%
	314,158	Abbey National Treasury Service, Series YCD1, 2.98%, 02/20/09	308,412
	221,758	American Express Bank LTD, 2.89%, 12/08/08	221,040
	314,158	Barclays Bank, 3.3615%, 03/16/09	313,988
		Natixis Bank of New York, Series YCD1:
	221,758	7.85%, 02/18/09	217,758
	184,799	7.85%, 06/30/09	185,309
		Royal Bank of Scotland Group PLC:
	184,799	2.82%, 12/11/08	184,148
	277,198	2.9944%, 05/06/09	276,677
		Societe Generale of New York, Series YCD1:
	184,799	2.82%, 12/03/08	184,218
	92,399	2.0625%, 02/20/09	91,449
	184,799	UBS AG Stamford, 2.87%, 12/04/08	184,226
			2,167,225
		Commercial Paper - 7.2%
	184,799	Allied Irish Banks PLC, 3.0517%, 12/12/08	183,341
	184,799	Barton Capital Corporation, 2.7188%, 12/03/08	183,520
	184,799	Fairway Finance Corporation, 2.7669%, 11/21/08	183,771
	221,758	Falcon Asset SC Corporation, 2.7181%, 12/09/08	220,082
	199,583	Govco LLC, 144A, 2.7287%, 12/12/08	198,008
	184,799	International Lease Finance Corp., 3.0734%, 10/20/08	184,388
	246,624	KKR Atlantic Funding Trust, 3.0588%, 03/25/09 #	246,624
	184,799	Market Street FNDG Corporation, 2.8195%, 11/03/08	184,126
			1,583,860
		Corporate Bonds and Notes - 3.3%
		Allstate Life GL:
	203,279	3.0575%, 03/20/09	203,120
	92,399	3.4538%, 07/21/09	92,399
	184,799	Svenska Handelsbanken, 3.0013%, 02/06/09	184,669
	277,198	Wachovia Bank NA, 3.0013%, 05/01/09	257,628
			737,816
		Government Agencies - 2.3%
	517,436	Federal Home Loan Banks, 2.115%, 03/02/09	517,726
			517,726
	Shares
		Money Market Mutual Funds - 15.5%
	2,864,379	Mount Vernon Prime Portfolio	2,864,379
	561,461	Reserve Primary Fund #	554,724
			3,419,103
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $8,432,467)	8,425,730
		Total Investments (Cost $30,585,942) - 137.1%	30,331,570
		Liabilities in Excess of Other Assets - (37.1)%	(8,199,974)
		TOTAL NET ASSETS - 100.0%	$22,131,596

*	Non-Income Producing
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 24,770,219
Level 2 - Other significant observable inputs	5,006,627
Level 3 - Significant unobservable inputs	554,724
Total	$ 30,331,570

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$ 281,847
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(6,737)
Net purchases (sales/paydowns)	—
Transfers in and / or out of Level 3 *	279,614
Balance as of 09/30/08	$ 554,724

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird MidCap Fund
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares		Value
		COMMON STOCKS - 94.3%
		Air Freight & Logistics - 1.4%
	10,400	Expeditors International of Washington, Inc.	$362,336
		Auto Components - 1.3%
	25,055	Gentex Corporation	358,287
		Biotechnology - 2.5%
	8,793	Cephalon, Inc.*	681,370
		Capital Markets - 3.6%
	16,162	Eaton Vance Corporation	569,387
	15,729	Janus Capital Group, Inc.	381,900
			951,287
		Chemicals - 4.5%
	12,039	Airgas, Inc.	597,736
	12,795	Ecolab, Inc.	620,814
			1,218,550
		Commercial Banks - 3.4%
	18,422	Marshall & Ilsley Corporation	371,203
	13,630	Zions Bancorporation	527,481
			898,684
		Commercial Services & Supplies - 2.5%
	11,565	Stericycle, Inc.*	681,294
		Communications Equipment - 5.7%
	19,177	Dolby Laboratories, Inc.*	674,839
	10,008	F5 Networks, Inc.*	233,987
	13,465	Harris Corporation	622,083
			1,530,909
		Computers & Peripherals - 3.5%
	26,180	Logitech Intl S.A. * f	610,518
	17,815	NetApp, Inc.*	324,767
			935,285
		Construction & Engineering - 1.2%
	8,833	Foster Wheeler Ltd* f	318,960
		Containers & Packaging - 1.4%
	9,586	AptarGroup, Inc.	374,908
		Distributors - 2.3%
	35,761	LKQ Corporation*	606,864
		Diversified Consumer Services - 1.7%
	2,314	Strayer Education, Inc.	463,402
		Electrical Equipment - 2.0%
	9,531	Roper Industries, Inc.	542,886
		Electronic Equipment & Instruments - 1.3%
	13,900	Trimble Navigation Limited*	359,454
		Energy Equipment & Services - 6.5%
	12,911	Cameron International Corporation*	497,590
	31,166	Key Energy Services, Inc.*	361,526
	9,426	Oceaneering International, Inc.*	502,594
	6,472	Smith International, Inc.	379,518
			1,741,228
		Food & Staples Retailing - 1.5%
	20,076	Whole Foods Market, Inc.	402,122
		Food Products - 2.5%
	17,149	McCormick & Company, Incorporated	659,379
		Health Care Equipment & Supplies - 4.8%
	33,854	Hologic, Inc.*	654,398
	11,360	IDEXX Laboratories, Inc.*	622,528
			1,276,926
		Health Care Providers & Services - 2.6%
	23,673	VCA Antech, Inc.*	697,643
		Health Care Technology - 1.2%
	6,903	Cerner Corporation*	308,150
		Internet Software & Services - 1.1%
	17,393	Akamai Technologies, Inc.*	303,334
		IT Services - 10.3%
	11,806	Alliance Data Systems Corporation*	748,265
	14,447	Fiserv, Inc.*	683,632
	9,549	Global Payments, Inc.	428,368
	11,125	Hewitt Associates, Inc. - Class A*	405,395
	19,849	Iron Mountain Incorporated*	484,514
			2,750,174
		Life Sciences Tools & Services - 2.1%
	6,498	Covance Inc.*	574,488
		Machinery - 2.6%
	7,280	Bucyrus International, Inc. - Class A	325,270
	10,326	Harsco Corporation	384,024
			709,294
		Media - 1.9%
	16,615	Lamar Advertising Co. - Class A*	513,237
		Oil & Gas - 1.7%
	15,159	Southwestern Energy Company*	462,956
		Semiconductor & Semiconductor Equipment - 3.9%
	20,014	Microchip Technology Incorporated	589,012
	17,864	Varian Semiconductor Equipment Associates, Inc.*	448,744
			1,037,756
		Software - 1.8%
	18,561	Citrix Systems, Inc.*	468,851
		Specialty Retail - 7.8%
	12,460	Advance Auto Parts, Inc.	494,164
	28,657	Dick's Sporting Goods, Inc.*	561,104
	9,454	Gamestop Corporation - Class A*	323,421
	28,500	Petsmart, Inc.	704,235
			2,082,924
		Textiles, Apparel & Luxury Goods - 1.5%
	10,900	Phillips-Van Heusen Corporation	413,219
		Trading Companies & Distributors - 2.2%
	12,155	Fastenal Company	600,335
		TOTAL COMMON STOCKS (Cost $25,397,748)	25,286,492

		SHORT-TERM INVESTMENTS - 5.9%
		Money Market Fund - 5.9%
	1,590,733	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	1,590,733
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,590,733)	1,590,733

	Principal Amount
		INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
		SECURITIES LENDING - 43.4%
		Certificates of Deposit - 11.3%
	436,674	Abbey National Treasury Service, Series YCD1, 2.98%, 02/20/09	428,687
	308,240	American Express Bank LTD, 2.89%, 12/08/08	307,242
	436,674	Barclays Bank, 3.3615%, 03/16/09	436,439
		Natixis Bank of New York, Series YCD1:
	308,240	7.85%, 02/18/09	302,681
	256,867	7.85%, 06/30/09	257,577
		Royal Bank of Scotland Group PLC:
	256,867	2.82%, 12/11/08	255,963
	385,300	2.9944%, 05/06/09	384,576
		Societe Generale of New York, Series YCD1:
	256,867	2.82%, 12/03/08	256,061
	128,433	2.0625%, 02/20/09	127,114
	256,867	UBS AG Stamford, 2.87%, 12/04/08	256,072
			3,012,412
		Commercial Paper - 8.2%
	256,867	Allied Irish Banks PLC, 3.0517%, 12/12/08	254,839
	256,867	Barton Capital Corporation, 2.7188%, 12/03/08	255,089
	256,867	Fairway Finance Corporation, 2.7669%, 11/21/08	255,439
	308,240	Falcon Asset SC Corporation, 2.7181%, 12/09/08	305,909
	277,416	Govco LLC, 144A, 2.7287%, 12/12/08	275,227
	256,867	International Lease Finance Corp., 3.0734%, 10/20/08	256,297
	351,875	KKR Atlantic Funding Trust, 3.0588%, 03/25/09 #	351,875
	256,867	Market Street FNDG Corporation, 2.8195%, 11/03/08	255,931
			2,210,606
		Corporate Bonds and Notes - 3.8%
		Allstate Life GL:
	282,554	3.0575%, 03/20/09	282,333
	128,433	3.4538%, 07/21/09	128,433
	256,867	Svenska Handelsbanken, 3.0013%, 02/06/09	256,687
	385,300	Wachovia Bank NA, 3.0013%, 05/01/09	358,098
			1,025,551
		Government Agencies - 2.7%
	719,227	Federal Home Loan Banks, 2.115%, 03/02/09	719,630
			719,630
	Shares
		Money Market Mutual Funds - 17.4%
	3,981,436	Mount Vernon Prime Portfolio	3,981,436
	678,414	Reserve Primary Fund #	670,273
			4,651,709
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $11,628,049)	11,619,908
		Total Investments (Cost $38,616,530) - 143.6%	38,497,133
		Liabilities in Excess of Other Assets - (43.6)%	(11,684,434)
		TOTAL NET ASSETS - 100.0%	$26,812,699

*	Non-Income Producing
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for active securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 30,858,661
Level 2 - Other significant observable inputs	6,968,199
Level 3 - Significant unobservable inputs	670,273
Total	$ 38,497,133

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$ 402,130
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(8,141)
Net purchases (sales/paydowns)	—
Transfers in and / or out of Level 3 *	276,284
Balance as of 09/30/08	$ 670,273

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird SmallCap Fund
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares		Value
		COMMON STOCKS - 75.5%
		Aerospace & Defense - 3.0%
	4,410	Curtiss-Wright Corporation	$200,434
	8,168	HEICO Corporation	268,074
			468,508
		Auto Components - 1.4%
	15,641	Gentex Corporation	223,666
		Capital Markets - 2.7%
	3,802	Greenhill & Co, Inc.	280,398
	7,127	optionsXpress Holdings Inc.	138,406
			418,804
		Commercial Banks - 4.9%
	11,155	Pinnacle Financial Partners, Inc.*	343,574
	10,206	PrivateBancorp, Inc.	425,182
			768,756
		Commercial Services & Supplies - 2.6%
	10,060	EnergySolutions, Inc.	100,600
	8,180	Mine Safety Appliances Company	311,822
			412,422
		Communications Equipment - 1.6%
	30,053	Harmonic Inc.*	253,948
		Computers & Peripherals - 1.8%
	9,191	Synaptics Incorporated*	277,752
		Construction & Engineering - 1.5%
	9,278	EMCOR Group, Inc.*	244,197
		Distributors - 1.9%
	17,722	LKQ Corporation*	300,742
		Diversified Consumer Services - 1.6%
	5,920	Capella Education Company*	253,731
		Diversified Financial Services - 2.0%
	12,245	Heartland Payment Systems, Inc.*	312,982
		Electronic Equipment & Instruments - 4.9%
	12,400	Daktronics, Inc.	206,584
	9,817	DTS, Inc.*	273,207
	13,988	Plexus Corp.*	289,552
			769,343
		Energy Equipment & Services - 4.9%
	5,713	Bristow Group, Inc.*	193,328
	4,431	CARBO Ceramics, Inc.	228,684
	5,539	Dril-Quip, Inc.*	240,337
	4,978	Tesco Corporation* f	104,239
			766,588
		Food & Staples Retailing - 1.6%
	10,368	United Natural Foods, Inc.*	259,096
		Health Care Equipment & Supplies - 8.6%
	9,146	Meridian Bioscience, Inc.	265,600
	15,712	Natus Medical Incorporated*	356,034
	41,624	RTI Biologics, Inc.*	389,184
	11,277	Wright Medical Group, Inc.*	343,272
			1,354,090
		Health Care Providers & Services - 5.1%
	6,138	Genoptix Inc.*	200,529
	12,776	HealthExtras, Inc.*	333,709
	15,070	RehabCare Group, Inc.*	272,767
			807,005
		Hotels Restaurants & Leisure - 3.2%
	9,940	Jack in the Box, Inc.*	209,734
	9,400	LIFE TIME FITNESS, Inc.*	293,938
			503,672
		IT Services - 1.6%
	8,454	Forrester Research, Inc.*	247,871
		Life Science Tools & Services - 1.7%
	5,908	Kendle International Inc.*	264,147
		Machinery - 5.7%
	8,996	Clarcor, Inc.	341,398
	5,164	ESCO Technologies, Inc.*	248,750
	6,699	Kaydon Corp.	301,857
			892,005
		Oil & Gas Exploration & Production - 1.4%
	2,891	Arena Resources, Inc.*	112,315
	2,334	Petroleum Development Corporation*	103,560
			215,875
		Road & Rail - 1.4%
	13,353	Knight Transportation, Inc.	226,600
		Semiconductor & Semiconductor Equipment - 1.8%
	11,312	Varian Semiconductor Equipment Associates, Inc.*	284,158
		Software - 3.3%
	26,043	Cogent Inc.*	266,160
	9,424	The Ultimate Software Group, Inc.*	254,448
			520,608
		Specialty Retail - 2.3%
	8,622	Tractor Supply Company*	362,555
		Textiles, Apparel & Luxury Goods - 1.2%
	1,828	Deckers Outdoor Corporation*	190,258
		Trading Companies & Distributors - 1.8%
	5,597	Watsco, Inc.	281,417

		TOTAL COMMON STOCKS (Cost $12,152,255)	11,880,796

		INVESTMENT COMPANIES - 10.8%
		Exchange Traded Fund - 10.8%
	24,090	iShares Russell 2000 Growth Index Fund	1,703,645
		TOTAL INVESTMENT COMPANIES (Cost $1,925,901)	1,703,645

		SHORT-TERM INVESTMENTS - 14.8%
		Money Market Fund - 14.8%
	2,323,591	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	2,323,591
		TOTAL SHORT-TERM INVESTMENTS (Cost $2,323,591)	2,323,591
		Total Investments (Cost $16,401,747) - 101.1%	15,908,032
		Liabilities in Excess of Other Assets - (1.1)%	(165,263)
		TOTAL NET ASSETS - 100.0%	$15,742,769

*	Non-Income Producing
f	Foreign Security

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Schedule of Investments
Level 1 - Quoted prices	$ 15,908,032
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 15,908,032

	Intermediate	Aggregate	Core Plus	Short-Term	Muni
Cost of investments	607,555,927	1,164,638,373	247,558,567	211,244,060	156,186,544
Gross unrealized appreciation	3,687,836	7,680,440	876,247	393,153	1,066,544
Gross unrealized depreciation	(29,324,113)	(61,838,232)	(11,927,229)	(11,525,068)	(1,989,355)
Net unrealized depreciation	(25,636,277)	(54,157,792)	(11,050,982)	(11,131,915)	(922,811)

	LargeCap	MidCap	SmallCap
Cost of investments	30,585,942	38,616,530	16,401,747
Gross unrealized appreciation	2,124,847	3,461,735	1,011,102
Gross unrealized depreciation	(2,379,219)	(3,581,132)	(1,504,817)
Net unrealized depreciation	(254,372)	(119,397)	(493,715)

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By    /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date    November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date    November 25, 2008

By    /s/Leonard Rush
Leonard Rush, Treasurer

Date    December 1, 2008